UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, Chief Legal Officer
Guggenheim Variable Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 15.2%
Consumer, Non-cyclical - 5.2%
Pfizer, Inc.	23,160	$805,735
Procter & Gamble Co.	9,020	739,099
UnitedHealth Group, Inc.	5,036	595,708
PepsiCo, Inc.	5,979	571,712
Express Scripts Holding Co.*	5,882	510,381
Johnson & Johnson	4,966	499,580
Mondelez International, Inc. — Class A	13,586	490,318
Anthem, Inc.	3,009	464,620
Aetna, Inc.	4,276	455,522
Cigna Corp.	3,495	452,393
General Mills, Inc.	7,913	447,876
Merck & Company, Inc.	7,763	446,217
Kimberly-Clark Corp.	4,137	443,114
Archer-Daniels-Midland Co.	9,118	432,193
Stryker Corp.	4,585	422,966
Coca-Cola Co.	9,962	403,959
Kroger Co.	4,584	351,409
Kraft Foods Group, Inc.	4,013	349,593
Abbott Laboratories	7,408	343,213
Cardinal Health, Inc.	3,704	334,360
AbbVie, Inc.	5,401	316,175
Humana, Inc.	1,749	311,357
Philip Morris International, Inc.	3,667	276,235
Eli Lilly & Co.	3,694	268,369
McKesson Corp.	1,166	263,749
Amgen, Inc.	1,638	261,834
HCA Holdings, Inc.*	3,186	239,683
Baxter International, Inc.	3,253	222,831
Medtronic plc	2,814	219,464
Gilead Sciences, Inc.*	2,136	209,606
Actavis plc*	513	152,679
Total Consumer, Non-cyclical		12,301,950
Technology - 2.4%
Apple, Inc.	11,106	1,381,920
Microsoft Corp.	22,876	930,024
International Business Machines Corp.	4,062	651,951
Intel Corp.	20,315	635,250
Hewlett-Packard Co.	14,771	460,264
Oracle Corp.	10,217	440,864
EMC Corp.	17,083	436,641
Micron Technology, Inc.*	13,793	374,204
Western Digital Corp.	3,980	362,220
Total Technology		5,673,338
Industrial - 2.4%
General Electric Co.	26,828	665,603
Caterpillar, Inc.	5,679	454,490
Eaton Corporation plc	6,249	424,557
FedEx Corp.	2,530	418,589
Corning, Inc.	17,888	405,700
CSX Corp.	11,548	382,470
Boeing Co.	2,480	372,199
Deere & Co.	4,099	359,441
Waste Management, Inc.	6,501	352,549
Norfolk Southern Corp.	3,276	337,166
General Dynamics Corp.	2,391	324,530
Raytheon Co.	2,860	312,455
Northrop Grumman Corp.	1,886	303,571
Emerson Electric Co.	4,720	267,246
United Technologies Corp.	1,857	217,640
Total Industrial		5,598,206
Financial - 1.4%
JPMorgan Chase & Co.	9,378	568,120
MetLife, Inc.	9,220	466,071
Bank of New York Mellon Corp.	9,352	376,325
Bank of America Corp.	21,324	328,177
Prudential Financial, Inc.	3,854	309,514
Citigroup, Inc.	5,608	288,924
Wells Fargo & Co.	4,091	222,550
State Street Corp.	2,504	184,119
Berkshire Hathaway, Inc. — Class B*	1,101	158,896
Allstate Corp.	2,035	144,831
Aflac, Inc.	2,066	132,245
Ameriprise Financial, Inc.	837	109,513
Total Financial		3,289,285
Energy - 1.2%
ConocoPhillips	7,898	491,729
Exxon Mobil Corp.	5,739	487,815
Anadarko Petroleum Corp.	5,522	457,277
Occidental Petroleum Corp.	5,694	415,662
Apache Corp.	6,694	403,849
Chevron Corp.	2,922	306,752
Kinder Morgan, Inc.	3,412	143,509
Valero Energy Corp.	1,863	118,524
Devon Energy Corp.	1,881	113,443
Total Energy		2,938,560
Communications - 1.1%
Cisco Systems, Inc.	22,381	616,037
eBay, Inc.*	8,192	472,515
Comcast Corp. — Class A	7,304	412,457
AT&T, Inc.	8,612	281,182
Google, Inc. — Class C*	492	269,616
Walt Disney Co.	2,074	217,541
Time Warner, Inc.	2,549	215,238
Verizon Communications, Inc.	2,313	112,481
Total Communications		2,597,067
Consumer, Cyclical - 1.1%
Wal-Mart Stores, Inc.	7,511	617,780
CVS Health Corp.	5,809	599,546
Delta Air Lines, Inc.	7,346	330,277
Southwest Airlines Co.	6,598	292,291
Ford Motor Co.	15,527	250,606
General Motors Co.	5,840	219,000
Walgreens Boots Alliance, Inc.	2,491	210,938
Total Consumer, Cyclical		2,520,438
Utilities - 0.4%
Duke Energy Corp.	6,186	474,961
American Electric Power Company, Inc.	4,852	272,925
PG&E Corp.	4,456	236,480
Total Utilities		984,366
Total Common Stocks
(Cost $33,216,083)		35,903,210

MUTUAL FUNDS†,1 - 72.0%
Guggenheim Strategy Fund I	2,262,463	56,335,321

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 72.0% (continued)
Guggenheim Variable Insurance Strategy Fund III	2,245,844	$56,056,254
Guggenheim Strategy Fund II	1,739,804	43,338,514
Guggenheim Strategy Fund III	606,728	15,137,860
Total Mutual Funds
(Cost $170,886,810)		170,867,949

SHORT TERM INVESTMENTS† - 2.5%
Dreyfus Treasury Prime Cash Management Fund 0.00%	6,014,531	6,014,531
Total Short Term Investments
(Cost $6,014,531)		6,014,531

	Face Amount
ASSET-BACKED SECURITIES†† - 8.9%
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[2,3]	$2,002,749	1,986,526
Goldman Sachs Asset Management CLO plc
2007-1A, 3.00% due 08/01/22[2,3]	1,800,000	1,802,700
Brentwood CLO Corp.
2006-1A, 0.52% due 02/01/22[2,3]	1,191,080	1,174,167
2006-1A, 1.07% due 02/01/22[2,3]	600,000	569,580
Salus CLO Ltd.
2013-1AN, 2.48% due 03/05/21[2,3]	1,700,000	1,702,040
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/21[2,3]	1,400,000	1,394,540
Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/21[2,3]	1,360,704	1,349,002
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/17[2,3]	1,350,000	1,321,515
Symphony CLO VII Ltd.
2011-7A, 3.46% due 07/28/21[2,3]	1,250,000	1,248,500
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.64% due 04/17/21[2,3]	1,250,000	1,233,875
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[2,3]	1,099,342	1,078,785
OFSI Fund V Ltd.
2013-5A, 3.46% due 04/17/25[2,3]	1,000,000	987,700
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/19[2,3]	1,000,000	960,200
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[2,3]	827,278	821,239
Symphony CLO IX, LP
2012-9A, 2.75% due 04/16/22[2,3]	800,000	802,960
Hewett's Island CDO Ltd.
2007-6A, 2.51% due 06/09/19[2,3]	750,000	749,850
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.26% due 08/15/23[2,3]	500,000	488,250
Race Point IV CLO Ltd.
2007-4A, 1.00% due 08/01/21[2,3]	500,000	486,300
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/22[2,3]	500,000	475,650
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.81% due 11/05/41[2,3]	246,033	244,852
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.56% due 12/20/18[2,3]	134,308	133,945
Golub Capital Partners Fundings Ltd.
2007-1A, 0.52% due 03/15/22[2,3]	113,115	112,606
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[2,3]	113,140	112,450
Total Asset-Backed Securities
(Cost $20,912,988)		21,237,232

COLLATERALIZED MORTGAGE OBLIGATION†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,3]	1,321,597	1,256,574
Total Collateralized Mortgage Obligation
(Cost $1,175,234)		1,256,574
Total Investments - 99.1%
(Cost $232,205,646)		$235,279,496
Other Assets & Liabilities, net - 0.9%		2,246,307
Total Net Assets - 100.0%		$237,525,803

Series A (StylePlus—Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P 500 Index Equity Mini Futures Contracts (Aggregate Value of Contracts $1,029,750)	10	$13,718

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2015 S&P 500 Index Swap, Terminating 05/05/15[4] (Notional Value $199,499,688)	96,475	$—
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $22,493,806 (cost $22,088,222), or 9.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 97.7%
Financial - 27.0%
Wells Fargo & Co.	187,645	$10,207,888
American International Group, Inc.	166,669	9,131,795
JPMorgan Chase & Co.	134,530	8,149,827
Citigroup, Inc.	149,070	7,680,086
Bank of New York Mellon Corp.	145,010	5,835,202
Reinsurance Group of America, Inc. — Class A	55,640	5,185,092
Allstate Corp.	59,020	4,200,453
Zions Bancorporation	147,330	3,977,910
Legg Mason, Inc.	60,790	3,355,608
NASDAQ OMX Group, Inc.	56,998	2,903,478
BB&T Corp.	71,800	2,799,482
Unum Group	78,872	2,660,353
Assured Guaranty Ltd.	78,530	2,072,407
Equity Residential	18,710	1,456,761
Simon Property Group, Inc.	7,430	1,453,605
Bank of America Corp.	85,100	1,309,689
Total Financial		72,379,636
Consumer, Non-cyclical - 21.3%
Teva Pharmaceutical Industries Ltd. ADR	119,400	7,438,620
Johnson & Johnson	58,430	5,878,058
UnitedHealth Group, Inc.	36,710	4,342,426
Mondelez International, Inc. — Class A	113,910	4,111,011
Kellogg Co.	57,950	3,821,802
Pfizer, Inc.	109,640	3,814,376
Archer-Daniels-Midland Co.	70,150	3,325,110
ADT Corp.	77,820	3,231,086
Quanta Services, Inc.*	108,170	3,086,090
Philip Morris International, Inc.	39,600	2,983,068
Medtronic plc	36,750	2,866,133
Zimmer Holdings, Inc.	24,050	2,826,356
MasterCard, Inc. — Class A	32,070	2,770,527
Kraft Foods Group, Inc.	29,293	2,551,860
DeVry Education Group, Inc.	63,510	2,118,694
Tenet Healthcare Corp.*	40,070	1,983,866
Total Consumer, Non-cyclical		57,149,083
Industrial - 14.2%
Republic Services, Inc. — Class A	153,560	6,228,394
United Technologies Corp.	43,680	5,119,296
Parker-Hannifin Corp.	38,710	4,597,973
General Electric Co.	157,600	3,910,056
FLIR Systems, Inc.	124,690	3,900,303
Covanta Holding Corp.	165,770	3,718,221
TE Connectivity Ltd.	45,381	3,250,187
Oshkosh Corp.	64,440	3,144,028
Rock-Tenn Co. — Class A	44,822	2,891,019
Huntington Ingalls Industries, Inc.	5,300	742,795
Owens-Illinois, Inc.*	28,890	673,715
Total Industrial		38,175,987
Consumer, Cyclical - 10.2%
Wal-Mart Stores, Inc.	76,670	6,306,107
CVS Health Corp.	54,550	5,630,105
Kohl's Corp.	56,030	4,384,348
PulteGroup, Inc.	193,370	4,298,615
Lear Corp.	33,830	3,749,041
WESCO International, Inc.*	44,450	3,106,611
Total Consumer, Cyclical		27,474,827
Energy - 6.6%
Chevron Corp.	61,000	6,403,780
Exxon Mobil Corp.	55,250	4,696,250
Whiting Petroleum Corp.*	70,000	2,163,000
Patterson-UTI Energy, Inc.	82,090	1,541,240
Marathon Oil Corp.	49,110	1,282,262
Superior Energy Services, Inc.	51,030	1,140,010
Oasis Petroleum, Inc.*	32,580	463,288
Total Energy		17,689,830
Communications - 6.4%
Cisco Systems, Inc.	233,880	6,437,547
Time Warner, Inc.	48,553	4,099,815
AT&T, Inc.	91,570	2,989,761
DigitalGlobe, Inc.*	70,975	2,418,118
Scripps Networks Interactive, Inc. — Class A	19,210	1,317,038
Total Communications		17,262,279
Technology - 6.2%
Computer Sciences Corp.	86,230	5,629,094
QUALCOMM, Inc.	56,320	3,905,229
Microsoft Corp.	85,490	3,475,596
NetApp, Inc.	64,760	2,296,390
Stratasys Ltd.*	23,100	1,219,218
Total Technology		16,525,527
Utilities - 3.5%
Edison International	85,420	5,336,187
AGL Resources, Inc.	83,250	4,133,362
Total Utilities		9,469,549
Basic Materials - 2.3%
Dow Chemical Co.	130,560	6,264,269
Total Common Stocks
(Cost $209,188,606)		262,390,987
WARRANTS† - 0.3%
American International Group, Inc.
$45.00, 01/19/21	36,910	806,114
Total Warrants
(Cost $694,721)		806,114

SHORT TERM INVESTMENTS† - 1.9%
Dreyfus Treasury Prime Cash Management Fund 0.00%	5,074,813	5,074,813
Total Short Term Investments
(Cost $5,074,813)		5,074,813
Total Investments - 99.9%
(Cost $214,958,140)		$268,271,914
Other Assets & Liabilities, net - 0.1%		197,141
Total Net Assets - 100.0%		$268,469,055
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR — American Depositary Receipt
plc — Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 38.9%
Dreyfus Treasury Prime Cash Management Fund 0.00%[3]	23,370,598	$23,370,598
Total Short Term Investments
(Cost $23,370,598)		23,370,598

	Face Amount
ASSET-BACKED SECURITIES†† - 0.1%
Small Business Administration Pools
#503295, 0.75% due 04/25/21[1]	$36,965	36,946
#503303, 0.75% due 04/25/21[1]	12,905	12,895
#502353, 1.00% due 09/25/18[1]	12,726	12,739
Total Asset-Backed Securities
(Cost $62,603)		62,580

COMMERCIAL PAPER†† - 62.2%
Abbott Laboratories
0.13% due 04/10/15	3,300,000	3,299,955
Siemens Capital Co. LLC
0.11% due 04/23/15	3,000,000	2,999,798
Jupiter Securitization Co. LLC
0.23% due 06/05/15[2]	3,000,000	2,998,823
Coca-Cola Co.
0.12% due 04/28/15	1,000,000	999,960
0.18% due 05/07/15[2]	1,000,000	999,943
0.18% due 05/13/15[2]	800,000	799,944
Total Coca-Cola Co.		2,799,847
AstraZeneca plc
0.08% due 05/28/15	2,500,000	2,499,368
General RE Corp.
0.13% due 06/08/15	2,500,000	2,499,204
Caterpillar Financial Services Corp.
0.13% due 06/17/15	2,500,000	2,499,123
Toyota Motor Credit Corp.
0.18% due 08/10/15	2,000,000	1,999,010
0.09% due 04/29/15	500,000	499,965
Total Toyota Motor Credit Corp.		2,498,975
Prudential plc
0.19% due 07/10/15	2,000,000	1,998,738
0.20% due 07/10/15	500,000	499,684
Total Prudential plc		2,498,422
John Deere Financial Ltd.
0.14% due 04/15/15	2,000,000	1,999,909
Sheffield Receivables Corp.
0.23% due 04/24/15	2,000,000	1,999,773
Barton Capital LLC
0.22% due 05/27/15	2,000,000	1,999,538
ING US Funding LLC
0.24% due 06/03/15	2,000,000	1,999,313
Nestle Capital Corp.
0.11% due 07/09/15	1,000,000	999,767
0.15% due 08/31/15	1,000,000	999,499
Total Nestle Capital Corp.		1,999,266
General Electric Capital Corp.
0.12% due 05/01/15	1,300,000	1,299,888
American Honda Finance Corp.
0.12% due 06/23/15	1,000,000	999,613
John Deere Bank SA
0.10% due 04/08/15	500,000	499,990
Total Commercial Paper
(Cost $37,390,424)		37,390,805
Total Investments - 101.2%
(Cost $60,823,625)		$60,823,983
Other Assets & Liabilities, net - (1.2)%		(749,282)
Total Net Assets - 100.0%		$60,074,701
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[2]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $4,798,710 (cost $4,798,406), or 8.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[3]	More information regarding the Dreyfus Treasury Prime Cash Management Fund can be found at www.investment-professionals.dreyfus.com.
plc — Public Limited Company

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3%
Consumer, Non-cyclical - 23.7%
Pfizer, Inc.	85,900	$2,988,462
Roche Holding AG††	9,600	2,638,031
Merck & Company, Inc.	42,900	2,465,892
Johnson & Johnson	23,100	2,323,860
Altria Group, Inc.	43,900	2,195,878
Eli Lilly & Co.	29,800	2,164,970
Procter & Gamble Co.	26,100	2,138,634
Cardinal Health, Inc.	23,500	2,121,345
Koninklijke Ahold N.V.††	100,400	1,977,972
Reynolds American, Inc.	27,800	1,915,698
Dr Pepper Snapple Group, Inc.	23,600	1,852,128
Nestle S.A.††	23,500	1,769,626
Baxter International, Inc.	25,400	1,739,900
Kimberly-Clark Corp.	15,900	1,703,049
Philip Morris International, Inc.	19,900	1,499,067
Automatic Data Processing, Inc.	17,200	1,473,008
Clorox Co.	12,800	1,412,992
Anthem, Inc.	8,900	1,374,249
Wesfarmers Ltd.††	39,600	1,322,388
Novartis AG††	12,600	1,243,639
Hutchison Port Holdings Trust — Class U††	1,368,400	949,883
AmerisourceBergen Corp. — Class A	7,700	875,259
GlaxoSmithKline plc††	23,600	543,189
PepsiCo, Inc.	4,700	449,414
Sysco Corp.	11,500	433,895
Vertex Pharmaceuticals, Inc.*	2,000	235,940
Total Consumer, Non-cyclical		41,808,368
Financial - 21.0%
Boston Properties, Inc.	13,400	1,882,432
Swiss Re AG††	18,400	1,774,846
Wells Fargo & Co.	29,600	1,610,240
Annaly Capital Management, Inc.	153,100	1,592,240
Simon Property Group, Inc.	7,400	1,447,736
Host Hotels & Resorts, Inc.	64,000	1,291,520
Zurich Insurance Group AG*,††	3,600	1,216,821
American Capital Agency Corp.	56,300	1,200,879
National Australia Bank Ltd.††	40,568	1,187,590
ASX Ltd.††	37,000	1,164,063
Stockland††	334,478	1,142,763
New York Community Bancorp, Inc.	68,300	1,142,659
Friends Life Group Ltd.††	182,200	1,115,627
Hang Seng Bank Ltd.††	60,900	1,102,221
Lend Lease Group*,††	85,200	1,076,117
Insurance Australia Group Ltd.††	231,651	1,072,301
Iron Mountain, Inc.	28,600	1,043,328
U.S. Bancorp	21,900	956,373
Government Properties Trust, Inc.*,††	264,200	917,652
Novion Property Group††	480,617	915,553
First Capital Realty, Inc.††	58,200	906,618
People's United Financial, Inc.	59,400	902,880
Gjensidige Forsikring ASA††	51,700	891,892
Admiral Group plc††	39,200	887,166
CK Hutchison Holdings Ltd.††	40,200	821,307
H&R Real Estate Investment Trust††	40,700	749,693
Hannover Rueck SE††	7,200	743,822
CME Group, Inc. — Class A	7,600	719,796
Bendigo & Adelaide Bank Ltd.††	74,200	707,035
ACE Ltd.	5,600	624,344
Digital Realty Trust, Inc.	9,300	613,428
Suncorp Group Ltd.††	59,100	606,042
JPMorgan Chase & Co.	9,600	581,568
Credit Suisse Group AG*,††	19,100	513,871
Bank of America Corp.	31,800	489,402
Bank of New York Mellon Corp.	11,300	454,712
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen††	2,100	451,139
Marsh & McLennan Companies, Inc.	7,500	420,675
Deutsche Boerse AG††	1,800	146,859
Total Financial		37,085,210
Communications - 13.2%
Verizon Communications, Inc.	55,000	2,674,649
AT&T, Inc.	76,700	2,504,255
Vivendi S.A.††	74,600	1,851,688
Swisscom AG††	2,970	1,722,292
Windstream Holdings, Inc.	143,000	1,058,200
Lagardere SCA††	34,800	1,045,665
PCCW Ltd.††	1,671,800	1,021,595
Time Warner Cable, Inc.	6,700	1,004,196
TDC A/S††	136,600	978,556
Bezeq The Israeli Telecommunication Corporation Ltd.††	516,000	960,866
BCE, Inc.††	22,600	956,774
StarHub Ltd.††	289,100	916,499
Singapore Press Holdings Ltd.††	290,200	885,832
Belgacom S.A.††	24,600	860,496
NTT DOCOMO, Inc.††	48,300	844,057
CenturyLink, Inc.	24,000	829,200
Spark New Zealand Ltd.††	361,000	802,826
Elisa Oyj††	31,000	778,325
Singapore Telecommunications Ltd.††	212,600	678,400
Motorola Solutions, Inc.	7,800	520,026
SES S.A.††	13,500	478,458
Total Communications		23,372,855
Consumer, Cyclical - 12.8%
McDonald's Corp.	23,900	2,328,816
Wal-Mart Stores, Inc.	26,000	2,138,500
Sumitomo Corp.††	180,700	1,928,162
Compass Group plc††	110,400	1,915,159
LVMH Moet Hennessy Louis Vuitton SE††	9,100	1,601,044
Costco Wholesale Corp.	10,100	1,530,100
ITOCHU Corp.††	135,100	1,461,974
InterContinental Hotels Group plc††	37,100	1,446,738
Marubeni Corp.††	248,600	1,437,220
Mitsui & Company Ltd.††	102,600	1,373,981

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer, Cyclical - 12.8% (continued)
Persimmon plc*,††	49,500	$1,219,329
Mitsubishi Corp.††	57,800	1,161,375
Home Depot, Inc.	9,300	1,056,573
Lawson, Inc.††	12,700	880,326
Toyota Motor Corp.††	9,600	670,088
Fiat Chrysler Automobiles N.V.*,††	28,600	464,178
Total Consumer, Cyclical		22,613,563
Utilities - 11.8%
Duke Energy Corp.	24,200	1,858,076
CLP Holdings Ltd.††	207,000	1,809,206
PPL Corp.	51,500	1,733,490
Southern Co.	38,000	1,682,640
Dominion Resources, Inc.	23,100	1,637,097
Power Assets Holdings Ltd.††	113,200	1,155,528
AGL Energy Ltd.††	96,700	1,119,494
CenterPoint Energy, Inc.	53,800	1,098,058
SSE plc††	46,100	1,022,590
TransAlta Corp.††	98,100	910,083
Snam SpA††	159,100	772,099
Entergy Corp.	9,800	759,402
Enagas S.A.††	26,500	757,573
Consolidated Edison, Inc.	11,800	719,800
American Electric Power Company, Inc.	11,800	663,750
Ameren Corp.	15,500	654,100
SCANA Corp.	11,300	621,387
NiSource, Inc.	11,700	516,672
Sempra Energy	4,700	512,394
DTE Energy Co.	5,400	435,726
NextEra Energy, Inc.	3,800	395,390
Total Utilities		20,834,555
Industrial - 6.2%
Lockheed Martin Corp.	9,800	1,989,007
TransDigm Group, Inc.	8,700	1,902,864
Waste Management, Inc.	27,200	1,475,056
Northrop Grumman Corp.	7,800	1,255,488
AP Moeller - Maersk A/S — Class A††	600	1,218,167
United Parcel Service, Inc. — Class B	9,400	911,236
Melrose Industries plc††	202,985	833,528
IMI plc††	42,900	809,040
Cheung Kong Infrastructure Holdings Ltd.††	68,400	587,474
TNT Express N.V.††	89	565
Total Industrial		10,982,425
Technology - 5.3%
International Business Machines Corp.	14,700	2,359,349
Apple, Inc.	17,300	2,152,639
Canon, Inc.††	59,000	2,087,410
Accenture plc — Class A	13,500	1,264,815
Microsoft Corp.	22,000	894,410
Paychex, Inc.	13,100	649,957
Total Technology		9,408,580
Energy - 2.1%
ConocoPhillips	15,600	971,255
Pembina Pipeline Corp.††	22,300	704,622
Exxon Mobil Corp.	8,200	697,000
Vermilion Energy, Inc.††	11,900	500,312
Royal Dutch Shell plc — Class B††	13,900	433,065
Schlumberger Ltd.	5,000	417,200
Total Energy		3,723,454
Basic Materials - 2.1%
Dow Chemical Co.	36,500	1,751,270
Israel Chemicals Ltd.††	118,100	838,779
International Paper Co.	13,400	743,566
ArcelorMittal††	37,200	348,945
Total Basic Materials		3,682,560
Diversified - 0.7%
Hutchison Whampoa Ltd.††	84,132	1,166,141
Consumer Discretionary - 0.4%
Next plc*,††	7,600	789,963
Persimmon plc*,††	49,500	—
Total Consumer Discretionary		789,963
Total Common Stocks
(Cost $173,193,517)		175,467,674

SHORT TERM INVESTMENTS† - 0.2%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.00%	380,531	380,531
Total Short Term Investments
(Cost $380,531)		380,531
Total Investments - 99.5%
(Cost $173,574,048)		$175,848,205
Other Assets & Liabilities, net - 0.5%		926,292
Total Net Assets - 100.0%		$176,774,497
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
plc — Public Limited Company

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
PREFERRED STOCKS† - 2.6%
Financial - 2.2%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	40,000	$1,027,199
Goldman Sachs Group, Inc. 5.50%[1,2]	21,450	540,111
CoBank ACB 6.20%[1,2]	2,500	255,391
AgriBank FCB 6.88%[1,2]	1,500	156,000
Woodbourne Capital Trust I 0.01%†††,1,2,3	300,000	142,620
Woodbourne Capital Trust IV 0.01%†††,1,2,3	300,000	142,620
Woodbourne Capital Trust III 0.01%†††,1,2,3	300,000	142,620
Woodbourne Capital Trust II 0.01%†††,1,2,3	300,000	142,620
City National Corp. 6.75%[1,2]	4,000	116,520
Total Financial		2,665,701
Industrial - 0.4%
Seaspan Corp. 6.38% due 04/30/19	18,000	453,240
Total Preferred Stocks
(Cost $3,672,241)		3,118,941

UNIT INVESTMENT TRUSTS† - 0.1%
Rescap Liquidating Trust	9,655	101,378
Total Unit Investment Trusts
(Cost $487,486)		101,378

MUTUAL FUNDS†,4 - 3.5%
Guggenheim Total Return Bond Fund — Institutional Class	82,054	2,231,047
Guggenheim Strategy Fund I	80,413	2,002,284
Total Mutual Funds
(Cost $4,226,352)		4,233,331

SHORT TERM INVESTMENTS† - 5.8%
Dreyfus Treasury Prime Cash Management Fund 0.00%	6,901,543	6,901,543
Total Short Term Investments
(Cost $6,901,543)		6,901,543

	Face Amount
ASSET-BACKED SECURITIES†† - 42.9%
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/19[3]	$2,246,957	2,241,734
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[3]	2,001,280	2,006,284
AASET
2014-1, 5.13% due 12/15/29[1]	1,225,962	1,229,026
2014-1, 7.37% due 12/15/29[1]	735,577	737,416
Northwoods Capital VIII Ltd.
2007-8A, 2.26% due 07/28/22[1,3]	1,750,000	1,745,450
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[3]	1,139,323	1,170,654
2013-1, 6.35% due 10/15/38[3,5]	227,865	231,283
Castlelake Aircraft Securitization Trust 2014-1
2014-1, 5.25% due 02/15/29	838,999	832,706
2014-1, 7.50% due 02/15/29	419,499	418,451
CIT Mortgage Loan Trust 2007-1
2007-1, 1.62% due 10/25/37[1,3]	1,300,000	1,235,161
ALM VII R-2 Ltd.
2013-7R2A, 2.86% due 04/24/24[1,3]	1,250,000	1,233,500
Grayson CLO Ltd.
2006-1A, 0.66% due 11/01/21[1,3]	1,250,000	1,183,125
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[3]	1,115,500	1,151,675
Telos CLO 2007-2 Ltd.
2007-2A, 2.45% due 04/15/22[1,3]	1,100,000	1,061,390
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/25[1,3]	1,000,000	1,000,000
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.35% due 01/15/23[1,3]	1,000,000	1,000,000
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[3]	994,048	996,632
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/21[1,3]	1,000,000	996,100
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.88% due 10/15/26[1,3]	1,000,000	982,300
Telos CLO Ltd.
2013-3A, 3.26% due 01/17/24[1,3]	1,000,000	978,900
Dryden 37 Senior Loan Fund
2015-37A, 0.00% due 04/15/27†††,3	1,000,000	971,500
GSAA Trust
2005-10, 0.82% due 06/25/35[1]	1,050,000	951,819
Nationstar HECM Loan Trust 2014-1A
2014-1A, 4.50% due 11/25/17[3]	925,069	929,972
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	1,005,997	925,920
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3]	852,067	862,973
Rockwall CDO II Ltd.
2007-1A, 0.80% due 08/01/24[1,3]	900,000	839,250
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/56[1,3]	911,577	821,331
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.44% due 07/09/17[1]	800,000	776,880

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 42.9% (continued)
Acis CLO 2013-2 Ltd.
2013-2A, 3.46% due 10/14/22[1,3]	$750,000	$750,300
ARES XII CLO Ltd.
2007-12A, 3.51% due 11/25/20[1,3]	750,000	750,000
NRPL Trust 2015-1
2015-1A, 3.88% due 11/01/54[3]	744,595	738,191
MCF CLO I LLC
2013-1A, 3.81% due 04/20/23[1,3]	750,000	734,775
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[3]	732,000	733,976
N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/41[6]	732,895	700,354
ICE EM CLO
2007-1A, 0.98% due 08/15/22[1,3]	698,037	678,701
KVK CLO 2013-1 Ltd.
2013-1A, 0.00% due 04/14/25[3]	900,000	665,100
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.71% due 10/20/25[1,3]	600,000	580,200
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.50% due 02/01/23[1,3]	550,000	546,040
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.43% due 04/25/36[1]	600,000	544,483
Babson CLO Limited 2012-II
2012-2A, 0.00% due 05/15/23[3,7]	750,000	535,800
Cent CLO 16, LP
2014-16AR, 2.50% due 08/01/24[1,3]	500,000	502,300
Oxford Finance Funding Trust 2014-1
2014-1A, 3.48% due 12/15/22[3]	500,000	500,200
Apidos CLO IX
2012-9A, 4.00% due 07/15/23[1,3]	500,000	500,050
Dryden XXIII Senior Loan Fund
2014-23RA, 3.20% due 07/17/23[1,3]	500,000	500,000
Newstar Trust
2012-2A, 3.51% due 01/20/23[1,3]	500,000	499,150
KKR CLO Trust
2012-1A, 3.57% due 12/15/24[1,3]	500,000	498,700
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/43[3]	487,638	492,368
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.75% due 04/28/26[1,3]	300,000	294,990
2014-3A, 3.50% due 04/28/26[1,3]	200,000	193,160
New Century Home Equity Loan Trust 2005-3
2005-3, 0.68% due 07/25/35[1]	550,000	486,533
Golub Capital Partners Fundings Ltd.
2007-1A, 1.02% due 03/15/22[1,3]	500,000	485,300
Treman Park CLO LLC
2015-1A, 0.00% due 04/20/27[3]	500,000	480,050
MCF CLO III LLC
2014-3A, 3.21% due 01/20/24[1,3]	500,000	476,100
N-Star REL CDO VIII Ltd.
2006-8A, 0.54% due 02/01/41[1,3]	500,000	451,000
Babson CLO Limited 2014-I
2014-IA, 0.00% due 07/20/25[3]	550,000	435,820
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.31% due 07/25/37[1,3]	483,252	425,160
Acis CLO 2013-1 Ltd.
2013-1A, 3.21% due 04/18/24[1,3]	400,000	392,200
Eastland CLO Ltd.
2007-1A, 0.65% due 05/01/22[1,3]	400,000	376,080
Halcyon Loan Advisors Funding 2012-2 Ltd.
2012-2A, 4.77% due 12/20/24[1,3]	350,000	347,165
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/23[1,3]	350,000	340,270
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	294,824	318,924
Copper River CLO Ltd.
2007-1A, 0.00% due 01/20/21[1,3]	600,000	308,220
Saxon Asset Securities Trust 2005-4
2005-4, 0.61% due 11/25/37[1]	350,000	301,657
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	300,000	301,500
Salus CLO Ltd.
2013-1AN, 3.98% due 03/05/21[1,3]	300,000	300,990
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/21[1,3]	300,000	282,900

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 42.9% (continued)
GreenPoint Mortgage Funding Trust 2005-HE4
2005-HE4, 0.88% due 07/25/30[1]	$264,532	$252,835
TICC CLO 2012-1 LLC
2012-1A, 5.01% due 08/25/23[1,3]	250,000	250,025
Garrison Funding 2013-2 Ltd.
2013-2A, 3.63% due 09/25/23[1,3]	250,000	247,800
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 3.15% due 07/15/23[1,3]	250,000	247,600
ALM XIV Ltd.
2014-14A, 3.21% due 07/28/26[1,3]	250,000	247,525
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.09% due 10/25/25[1,3]	250,000	246,775
Great Lakes CLO 2014-1 Ltd.
2014-1A, 3.95% due 04/15/25[1,3]	250,000	244,850
Venture XIV CLO Ltd.
2013-14A, 3.01% due 08/28/25[1,3]	250,000	242,350
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.56% due 07/25/25[1,3]	250,000	239,550
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/23[1,3]	234,058	237,684
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/04/24[3]	250,000	207,500
Keuka Park CLO Limited 2013-1
2013-1A, 0.00% due 10/21/24[3]	250,000	197,675
Neuberger Berman CLO Ltd.
2012-12A, 0.00% due 07/25/23[3]	300,000	192,690
GSAA Home Equity Trust 2007-7
2007-7, 0.44% due 07/25/37[1]	192,940	162,914
New Century Home Equity Loan Trust 2005-1
2005-1, 0.89% due 03/25/35[1]	124,067	107,818
Cerberus Offshore Levered I, LP
2012-1A, 5.02% due 11/30/18[1,3]	97,404	97,394
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[1,3]	94,283	93,708
First Franklin Mortgage Loan Trust 2006-FF1
2006-FF1, 0.51% due 01/25/36[1]	50,000	44,079
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.43% due 08/25/35[1]	12,766	12,744
Total Asset-Backed Securities
(Cost $51,059,796)		51,533,655

CORPORATE BONDS††- 28.1%
Financial - 18.0%
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2,8]	1,850,000	1,885,844
Bank of America Corp.
6.50% due 10/29/49[1,2]	1,000,000	1,057,500
6.10% due 03/12/49[1,2]	750,000	760,781
Citigroup, Inc.
5.80% due 11/29/49[1,2]	800,000	802,000
5.35% due 05/29/49[1,2,8]	555,000	536,963
5.88% due 12/31/49[1,2]	305,000	308,050
6.30% due 12/29/49[1,2]	160,000	163,400
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2]	1,100,000	1,080,694
5.15% due 12/31/49[1,2]	650,000	634,563
EPR Properties
5.25% due 07/15/23[8]	1,000,000	1,079,426
5.75% due 08/15/22[8]	400,000	440,360
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	870,000	826,500
4.90% due 12/29/49[1,2]	500,000	483,125
Susquehanna Bancshares, Inc.
5.38% due 08/15/22[8]	1,100,000	1,225,687
AmTrust Financial Services, Inc.
6.13% due 08/15/23	1,000,000	1,066,620
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[8]	1,000,000	1,038,800
Deutsche Bank AG
4.50% due 04/01/25	1,000,000	999,190
Nippon Life Insurance Co.
5.10% due 10/16/44[1,3,8]	750,000	812,812
Lancashire Holdings Ltd.
5.70% due 10/01/22[3]	700,000	767,116
WP Carey, Inc.
4.00% due 02/01/25	750,000	752,106
Kemper Corp.
4.35% due 02/15/25	500,000	511,677
Morgan Stanley
5.55% due 12/31/49[1,2]	500,000	505,000
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/29[1,3]	450,000	467,933
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	448,472
Customers Bank
6.13% due 06/26/29[1,3]	400,000	411,000
Wilton Re Finance LLC
5.88% due 03/30/33[1,3]	375,000	405,113
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3]	339,286	352,830

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 28.1% (continued)
Financial - 18.0% (continued)
Royal Bank of Scotland Group plc
5.12% due 05/28/24	$300,000	$314,733
Allstate Corp.
5.75% due 08/15/53[1,8]	250,000	272,188
ACC Group Housing LLC
6.35% due 07/15/54†††,3	250,000	261,125
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/24[8]	200,000	214,042
CIC Receivables Master Trust
4.89% due 10/07/21†††	200,000	204,660
HSBC Holdings plc
6.37% due 12/29/49[1,2]	200,000	204,250
Cadence Bank North America
6.25% due 06/28/29[1,10]	150,000	153,750
Cadence Financial Corp.
4.88% due 06/28/19[10]	100,000	100,956
Total Financial		21,549,266
Consumer, Cyclical - 2.6%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	731,934
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	700,000	704,375
Sabre GLBL, Inc.
8.50% due 05/15/19[3,8]	600,000	641,070
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	362,393	385,042
GRD Holdings III Corp.
10.75% due 06/01/19[3]	250,000	271,875
QVC, Inc.
7.38% due 10/15/20[3]	250,000	259,375
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	105,996	113,151
Total Consumer, Cyclical		3,106,822
Basic Materials - 2.2%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[3,8]	1,100,000	1,035,152
4.45% due 11/15/21[3]	500,000	491,507
Yamana Gold, Inc.
4.95% due 07/15/24[8]	950,000	934,051
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	200,000	188,503
Total Basic Materials		2,649,213
Industrial - 1.6%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,6	750,000	767,925
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	710,000	743,725
SBM Baleia Azul
5.50% due 09/15/27†††,6	447,600	336,729
Prosight Global Inc.
7.50% due 11/26/20†††,6	100,000	104,810
Total Industrial		1,953,189
Consumer, Non-cyclical - 1.5%
CDK Global, Inc.
4.50% due 10/15/24[8]	1,000,000	1,030,693
Actavis Funding SCS
4.75% due 03/15/45	500,000	531,428
Central Garden & Pet Co.
8.25% due 03/01/18	226,000	231,227
Total Consumer, Non-cyclical		1,793,348
Communications - 1.4%
Avaya, Inc.
7.00% due 04/01/19[3]	650,000	645,124
CBS Corp.
4.60% due 01/15/45	500,000	509,014
Juniper Networks, Inc.
4.35% due 06/15/25	500,000	506,919
Total Communications		1,661,057
Energy - 0.4%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22[8]	550,000	396,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	110,000	114,301
Total Energy		510,301
Diversified - 0.4%
Leucadia National Corp.
5.50% due 10/18/23[8]	450,000	464,229
Total Corporate Bonds
(Cost $33,074,988)		33,687,425

MUNICIPAL BONDS††- 7.6%
Florida - 1.5%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/45[7,8]	5,600,000	1,377,039
0.00% due 10/01/42[7]	1,500,000	424,140
Total Florida		1,801,179
Illinois - 1.4%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	591,110
5.65% due 12/01/38	400,000	425,388
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds
6.74% due 11/01/40	360,000	467,903

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
MUNICIPAL BONDS††- 7.6% (continued)
Illinois - 1.4% (continued)
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	$150,000	$160,982
0.00% due 01/01/30[7]	100,000	52,550
Total Illinois		1,697,933
Alabama - 1.1%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/30[7]	1,000,000	455,270
0.00% due 10/01/34[7]	775,000	265,035
0.00% due 10/01/36[7]	875,000	262,666
0.00% due 10/01/35[7]	525,000	168,210
0.00% due 10/01/31[7]	275,000	116,589
0.00% due 10/01/32[7]	250,000	98,465
Total Alabama		1,366,235
New Jersey - 1.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/32[7,8]	3,000,000	1,350,270
Puerto Rico - 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47	1,000,000	996,010
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28	200,000	211,578
Total Puerto Rico		1,207,588
Michigan - 0.8%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	750,000	918,510
California - 0.7%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/36[7]	755,000	323,971
0.00% due 08/01/35[7]	490,000	219,182
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	170,000	186,522
Total California		729,675
Total Municipal Bonds
(Cost $8,640,177)		9,071,390

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.7%
LSTAR Securities Investment Trust
2014-1,3.28% due 09/01/21[1,3]	1,911,858	1,929,639
2015-1,2.18% due 01/01/20[1,3]	988,178	974,640
2015-2,2.17% due 01/01/20[1,3]	740,609	736,906
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[1,3]	1,189,437	1,130,917
Motel 6 Trust 2015-MTL6
2015-MTL6,4.53% due 02/05/30[3]	1,000,000	1,010,584
HarborView Mortgage Loan Trust 2006-12
2006-12,0.37% due 01/19/38[1]	977,502	825,703
HarborView Mortgage Loan Trust 2006-14
2006-14,0.33% due 01/25/47[1]	927,379	711,013
Hilton USA Trust 2013-HLT
2013-HLT,5.22% due 11/05/18[1,3]	300,000	308,147
Nomura Resecuritization Trust 2012-1R
2012-1R,0.62% due 08/27/47[1,3]	254,065	235,010
Morgan Stanley Re-REMIC Trust 2010-R5
2010-R5,0.48% due 06/26/36[1,3]	188,939	135,777
Total Collateralized Mortgage Obligations
(Cost $7,979,655)		7,998,336

SENIOR FLOATING RATE INTERESTS††- 5.7%
Industrial - 1.6%
Rise Ltd.
4.74% due 02/12/39	1,072,135	1,080,177
AABS Ltd.
4.87% due 01/15/38	433,988	441,584
Capstone Logistics
5.50% due 10/07/21	399,000	397,005
CareCore National LLC
5.50% due 03/05/21	149,246	149,992
Total Industrial		2,068,758
Consumer, Cyclical - 1.2%
Landry's, Inc.
4.00% due 04/24/18	603,453	604,207
Ollies Bargain Outlet
4.75% due 09/28/19	434,179	429,837
Neiman Marcus Group, Inc.
4.25% due 10/25/20	345,634	344,272
Total Consumer, Cyclical		1,378,316
Technology - 0.9%
Avago Technologies Ltd.
3.75% due 05/06/21	690,813	691,808
Greenway Medical Technologies
6.00% due 11/04/20[6]	345,625	345,625
Total Technology		1,037,433
Basic Materials - 0.8%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	1,093,456	985,729
Financial - 0.5%
Corporate Capital Trust
4.00% due 05/20/19	297,750	297,750
Magic Newco, LLC
5.00% due 12/12/18	245,596	245,771

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††- 5.7% (continued)
Financial - 0.5% (continued)
American Stock Transfer & Trust
5.75% due 06/26/20	$96,152	$95,671
Total Financial		639,192
Communications - 0.5%
Asurion Corp.
5.00% due 05/24/19	453,080	454,086
MergerMarket Ltd.
4.50% due 02/04/21	99,000	96,030
Total Communications		550,116
Consumer, Non-cyclical - 0.2%
NES Global Talent
6.50% due 10/03/19	129,861	123,367
Performance Food Group
6.25% due 11/14/19	98,744	98,826
Total Consumer, Non-cyclical		222,193
Total Senior Floating Rate Interests
(Cost $6,924,138)		6,881,737

MORTGAGE-BACKED SECURITIES†† - 5.5%
Boca Hotel Portfolio Trust
2013-BOCA,3.22% due 08/15/26[1,3]	1,000,000	998,818
Luminent Mortgage Trust 2006-2
2006-2,0.37% due 02/25/46[1]	1,325,494	991,513
Hilton USA Trust 2013-HLT
2013-HLT,4.41% due 11/05/30[3]	950,000	977,767
American Home Mortgage Investment Trust 2006-1
2006-1,0.57% due 03/25/46[1]	1,169,259	971,672
Alternative Loan Trust 2003-18CB
2003-18CB,5.25% due 09/25/33	922,928	958,758
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9,0.97% due 11/25/46[1]	594,555	414,422
Chase Mortgage Finance Trust Series 2006-S3
2006-S3,6.00% due 11/25/36	403,766	352,565
GMAC Commercial Mortgage Asset Corp.
2003-PRES,6.24% due 10/10/41†††,3	240,088	271,419
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-8 Trust
2006-8,4.82% due 10/25/36	330,570	262,755
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1,0.40% due 02/25/36[1]	210,319	175,225
American Home Mortgage Assets Trust 2007-1
2007-1,0.83% due 02/25/47[1]	218,976	139,262
JP Morgan Mortgage Trust 2006-A3
2006-A3, 2.59% due 04/25/36[1]	65,947	56,787
Ginnie Mae
#518436, 7.25% due 09/15/29	9,261	9,826
Fannie Mae[9]
1990-68, 6.95% due 07/25/20	682	734
1990-103, 7.50% due 09/25/20	216	234
Freddie Mac[9]
1990-188,7.00% due 09/15/21	350	383
Total Mortgage-Backed Securities
(Cost $6,533,404)		6,582,140

U.S. GOVERNMENT SECURITIES†† - 1.6%
U.S. Treasury Notes
2.25% due 11/15/24	916,000	941,691
U.S. Treasury Bonds
0.00% due 05/15/44[7]	1,328,400	621,222
0.00% due 11/15/44[7]	680,000	313,969
Total U.S. Treasury Bonds		935,191
Total U.S. Government Securities
(Cost $1,795,246)		1,876,882

FOREIGN GOVERNMENT BONDS†† - 0.9%
Kenya Government International Bond
6.88% due 06/24/24[3]	500,000	522,125
Mexico Government International Bond
4.60% due 01/23/46	500,000	511,250
Total Foreign Government Bonds
(Cost $1,019,234)		1,033,375

	Contracts
OPTIONS PURCHASED† - 0.2%
Call options on:
September 2015 iShares 7-10 Year Treasury Bond ETF Expiring with strike price of $109.00	1,214	145,680
September 2015 iShares 20+ Year Treasury Bond ETF Expiring with strike price of $134.00	469	94,269
Total Call options		239,949
Total Options Purchased
(Cost $272,698)		239,949
Total Investments - 111.2%
(Cost $132,586,958)		$133,260,082

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Value
OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $139.00	469	$(44,086)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	1,214	(103,190)
Total Call options		(147,276)
Total Options Written
(Premiums received $127,686)		$(147,276)
Other Assets & Liabilities, net - (11.1)%		(13,336,889)
Total Net Assets - 100.0%		$119,775,917
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[2]	Perpetual maturity.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $61,262,955 (cost $61,086,465), or 51.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Affiliated issuer — See Note 5.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Illiquid security.
[7]	Zero coupon rate security.
[8]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[9]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[10]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $254,706 (cost $250,000) or 0.2% of total net assets — See Note 7.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 9.7%
Federated U.S. Treasury Cash Reserve Fund 0.00%	5,059,070	$5,059,070
Total Short Term Investments
(Cost $5,059,070)		5,059,070

	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 83.2%
Industrial - 17.4%
Element Materials Technology
5.25% due 08/06/21	$547,250	547,249
B/E Aerospace
4.00% due 12/16/21	498,750	502,281
CareCore National LLC
5.50% due 03/05/21	496,368	498,850
Gates Global, Inc.
4.25% due 07/05/21	500,000	497,815
Brickman Group Holdings, Inc.
4.00% due 12/18/20	494,256	491,646
GYP Holdings III Corp.
4.75% due 04/01/21	496,250	482,916
Landmark Aviation (US)
4.75% due 10/25/19	461,999	462,230
AlliedBarton Security Services LLC
4.25% due 02/12/21	439,414	439,050
Power Borrower, LLC
4.25% due 05/06/20	429,060	424,769
Knowledge Learning Corp.
5.25% due 03/18/21	396,000	399,299
US Infrastructure Corp.
4.00% due 07/10/20	393,000	390,053
Thermasys Corp.
5.25% due 05/03/19	385,000	384,038
Nord Anglia Education Finance LLC
4.50% due 03/31/21	347,375	347,375
Amber Bidco Foster + Partners
4.75% due 06/30/21†††, 1	350,000	343,630
Quikrete Holdings, Inc.
4.00% due 09/28/20	300,000	301,125
Connolly Corp.
5.00% due 05/14/21	297,750	299,054
Mitchell International, Inc.
8.50% due 10/11/21	300,000	296,937
Mast Global
8.75% due 09/12/19†††,1	257,223	255,277
VAT Holding AG
4.75% due 02/11/21	247,500	246,468
Doncasters Group Ltd.
9.50% due 10/09/20	220,690	219,586
syncreon
5.25% due 10/28/20	197,500	189,106
SI Organization
5.75% due 11/23/19	186,993	187,647
Crosby Worldwide
3.75% due 11/23/20	167,651	154,449
Learning Care Group (US), Inc.
5.50% due 05/05/21	148,875	149,433
Ceva Logistics US Holdings
6.50% due 03/19/21	156,059	145,850
NANA Development Corp.
8.00% due 03/15/18[1]	150,000	143,625
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	113,143	105,741
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	108,374	101,285
Pregis Holding I Corp.
5.00% due 05/20/21	99,250	99,332
Landmark Aviation (CAD)
4.75% due 10/25/19	18,337	18,346
Ceva Logistics Canada, ULC
6.50% due 03/19/21	19,507	18,231
Total Industrial		9,142,693
Consumer, Cyclical - 14.8%
American Tire Distributors, Inc.
5.25% due 09/24/21	347,874	349,178
7.00% due 06/01/18	346,997	346,997
BJ's Wholesale Club, Inc.
4.50% due 09/26/19	595,477	595,210
Compucom Systems, Inc.
4.25% due 05/07/20	600,000	558,001
Fitness International LLC
5.50% due 07/01/20	595,500	553,816
PetSmart, Inc.
5.00% due 03/11/22	500,000	503,615
Eyemart Express
5.00% due 12/18/21	500,000	502,500
Ceridian Corp.
4.50% due 09/15/20	505,061	497,172
Ipreo Holdings
4.25% due 08/06/21	500,000	495,625
Sears Holdings Corp.
5.50% due 06/30/18	500,000	492,030
National Vision, Inc.
4.00% due 03/12/21	450,000	444,564
Warner Music Group
3.75% due 07/01/20	448,861	437,639
Smart & Final Stores LLC
4.75% due 11/15/19	414,105	415,401
Information Resources, Inc.
4.75% due 09/26/20	394,000	396,628
Dave & Busters, Inc.
4.25% due 07/27/20	202,830	203,400
Acosta, Inc.
5.00% due 09/26/21	199,500	201,339
1-800 Contacts, Inc.
4.25% due 01/29/21	199,496	198,748
Ollies Bargain Outlet
4.75% due 09/28/19	184,535	182,690
Mattress Firm
5.25% due 10/20/21	149,625	150,560
Aecom Techology Corp.
3.75% due 10/15/21	127,961	129,048

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 83.2% (continued)
Consumer, Cyclical - 14.8% (continued)
Fleetpride Corp.
5.25% due 11/19/19	$122,997	$121,921
Total Consumer, Cyclical		7,776,082
Technology - 13.7%
Active Network, Inc., The
5.50% due 11/13/20	727,511	724,178
TIBCO Software, Inc.
6.50% due 12/04/20	500,000	499,529
Eze Castle Software, Inc.
4.00% due 04/06/20	500,000	497,084
Go Daddy Operating Company, LLC
4.75% due 05/13/21	493,229	494,921
Flexera Software LLC
4.50% due 04/02/20	322,013	321,208
8.00% due 04/02/21	100,000	97,500
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20	397,980	396,885
Greenway Medical Technologies
6.00% due 11/04/20[1]	395,000	395,000
Sabre, Inc.
4.50% due 02/19/19	394,000	393,902
EIG Investors Corp.
5.00% due 11/09/19	392,025	393,252
LANDesk Group, Inc.
5.00% due 02/25/20	394,020	393,035
Aspect Software, Inc.
7.25% due 05/07/16	370,000	368,150
Advanced Computer Software
6.50% due 01/31/22	250,000	246,563
10.50% due 01/31/23	100,000	96,000
Wall Street Systems
4.50% due 04/30/21	300,543	298,854
MSC Software Corp.
5.00% due 05/29/20	266,250	267,581
Evergreen Skill
5.75% due 04/28/21	264,916	261,605
Telx Group
4.50% due 04/09/20	148,875	147,882
7.50% due 04/09/21	100,000	98,625
CCC Information Services, Inc.
4.00% due 12/20/19	244,987	243,763
Renaissance Learning Corp.
4.50% due 04/09/21	207,601	203,102
Sparta Holding Corp.
7.50% due 07/28/20†††	199,500	197,705
Infor, Inc.
3.75% due 06/03/20	166,972	165,094
Total Technology		7,201,418
Financial - 12.2%
National Financial Partners Corp.
4.50% due 07/01/20	548,872	546,930
Magic Newco, LLC
12.00% due 06/12/19	250,000	271,875
5.00% due 12/12/18	245,845	246,019
York Risk Services
4.75% due 10/01/21	498,747	496,667
AssuredPartners
5.00% due 04/02/21	497,501	495,949
Transunion Holding Co.
4.00% due 04/09/21	495,000	494,693
Lineage Logistics LLC
4.50% due 04/07/21	495,000	490,362
HUB International Ltd.
4.00% due 10/02/20	492,525	488,127
HDV Holdings
5.75% due 09/17/20[1]	470,000	465,347
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	392,004	389,554
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	391,980	385,120
DTZ US Borrower, LLC
5.50% due 11/04/21	300,000	301,500
American Stock Transfer & Trust
5.75% due 06/26/20	288,457	287,014
Fly Leasing Ltd.
4.50% due 08/09/19	281,250	281,953
Intertrust Group
7.28% due 04/11/22	200,000	199,084
Corporate Capital Trust
4.00% due 05/20/19	198,500	198,500
Harbourvest
3.25% due 02/04/21	164,422	162,367
Expert Global Solutions
8.50% due 04/03/18	161,981	161,508
Total Financial		6,362,569
Consumer, Non-cyclical - 11.0%
Dollar Tree, Inc.
4.25% due 03/09/22	750,000	757,604
Phillips-Medsize Corp.
4.75% due 06/16/21	595,500	594,505
Albertson's (Safeway) Holdings LLC
5.50% due 08/25/21	550,000	554,355
Grocery Outlet, Inc.
5.75% due 10/21/21	498,750	500,311
Par Pharmaceuticals
4.25% due 09/30/19	498,750	498,127
Performance Food Group
6.25% due 11/14/19	494,359	494,770
NES Global Talent
6.50% due 10/03/19	434,535	412,809
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[1]	392,982	343,860
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	319,805	317,407
Authentic Brands
5.50% due 05/27/21	297,750	297,997
Valeant Pharmaceuticals International, Inc.
4.00% due 03/11/22	283,133	284,322

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 83.2% (continued)
Consumer, Non-cyclical - 11.0% (continued)
PPDI
4.00% due 12/05/18	$249,362	$249,258
Mitel Networks Corp.
5.25% due 01/31/20	196,558	196,517
Hearthside Foods
4.50% due 06/02/21	148,875	149,682
CTI Foods Holding Co. LLC
8.25% due 06/28/21	100,000	98,250
Total Consumer, Non-cyclical		5,749,774
Communications - 8.4%
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	842,989	845,400
Ziggo BV
3.50% due 01/15/22	500,000	496,664
Internet Brands
5.00% due 07/08/21	494,567	493,795
Univision Communications, Inc.
4.00% due 03/01/20	448,821	447,780
Avaya, Inc.
6.50% due 03/31/18	244,215	243,436
4.68% due 10/26/17	198,822	195,524
Live Nation Worldwide, Inc.
3.50% due 08/14/20	394,000	393,015
Asurion Corp.
5.00% due 05/24/19	382,497	383,346
MergerMarket Ltd.
4.50% due 02/04/21	346,500	336,105
Virgin Media Investment Holdings Ltd.
3.50% due 06/07/20	300,000	299,439
Anaren, Inc.
5.50% due 02/18/21	148,125	147,755
9.25% due 08/18/21	100,000	99,000
Internet Brands
5.00% due 07/08/21†††	3,137	3,137
Total Communications		4,384,396
Basic Materials - 3.5%
Royal Adhesives and Sealants
5.50% due 07/31/18	426,068	427,134
CPG International, Inc.
4.75% due 09/30/20	394,000	387,302
Ennis-Flint
4.25% due 03/31/21	297,000	291,431
7.75% due 09/30/21	100,000	90,000
INEOS US Finance LLC
4.25% due 03/11/22	200,000	200,050
Atkore International, Inc.
7.75% due 10/09/21	200,000	193,000
Minerals Technologies, Inc.
4.00% due 05/07/21	183,103	183,789
WR Grace & Co.
2.75% due 02/03/21	57,590	57,518
WR Grace & Co.
2.75% due 02/03/21†††	20,724	20,673
Total Basic Materials		1,850,897
Utilities - 1.4%
Veresen Midstream LP
6.00% due 04/01/22	500,000	499,125
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	249,375	211,792
Total Utilities		710,917
Energy - 0.8%
Cactus Wellhead
7.00% due 07/31/20	547,250	333,823
Floatel International Ltd.
6.00% due 06/27/20	118,153	86,104
Total Energy		419,927
Total Senior Floating Rate Interests
(Cost $43,995,538)		43,598,673

ASSET-BACKED SECURITIES†† - 10.8%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/56[2,3]	465,486	419,404
Castlelake Aircraft Securitization Trust 2014-1
2014-1, 5.25% due 02/15/29	419,499	416,353
Cedar Woods CRE CDO Ltd.
2006-1A, 0.44% due 07/25/51	378,902	342,641
N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/41[1]	333,134	318,343
GreenPoint Mortgage Funding Trust 2005-HE4
2005-HE4, 0.88% due 07/25/30[2]	308,621	294,974
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	309,538	284,898
Salus CLO Ltd.
2013-1AN, 4.98% due 03/05/21[2,3]	250,000	251,450
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	250,000	251,250
OZLM Funding Ltd.
2012-2A, 3.50% due 10/30/23[2,3]	250,000	250,000
COA Summit CLO Limited 2014-1
2014-1A, 4.10% due 04/20/23[2,3]	250,000	248,175
Acis CLO 2013-2 Ltd.
2013-2A, 4.10% due 10/14/22[2,3]	250,000	247,725
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/23[2,3]	250,000	247,700
Jasper CLO Ltd.
2005-1A, 1.15% due 08/01/17[2,3]	250,000	246,000
Duane Street CLO IV Ltd.
2007-4A, 2.51% due 11/14/21[2,3]	250,000	243,475
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 4.80% due 09/20/23[2,3]	250,000	243,050

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 10.8% (continued)
Kingsland III Ltd.
2006-3A, 1.86% due 08/24/21[2,3]	$250,000	$241,400
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.56% due 07/25/25[2,3]	250,000	239,550
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/26[2,3]	250,000	237,400
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/23[2,3]	250,000	236,900
Kingsland IV Ltd.
2007-4A, 1.70% due 04/16/21[2,3]	250,000	233,375
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.31% due 07/25/37[2,3]	135,311	119,045
New Century Home Equity Loan Trust 2004-4
2004-4, 0.97% due 02/25/35[2]	48,973	43,904
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[2,3]	7,978	7,929
Total Asset-Backed Securities
(Cost $5,501,629)		5,664,941

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.3%
GreenPoint Mortgage Funding Trust
2006-AR1,0.46% due 02/25/36[2]	236,692	203,717
Nomura Resecuritization Trust 2012-1R
2012-1R,0.62% due 08/27/47[2,3]	141,147	130,561
HarborView Mortgage Loan Trust 2006-12
2006-12,0.37% due 01/19/38[2]	153,334	129,522
Bear Stearns Mortgage Funding Trust 2007-AR5
2007-AR5,0.34% due 06/25/47[2]	148,394	118,570
Morgan Stanley Re-REMIC Trust 2010-R5
2010-R5,0.48% due 06/26/36[2,3]	125,959	90,518
Total Collateralized Mortgage Obligations
(Cost $678,098)		672,888
Total Investments - 105.0%
(Cost $55,234,335)		$54,995,572
Other Assets & Liabilities, net - (5.0)%		(2,638,434)
Total Net Assets - 100.0%		$52,357,138

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $3,933,657 (cost $3,880,595), or 7.5% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

plc — Public Limited Company

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 14.9%
Consumer, Non-cyclical - 5.7%
Kroger Co.	5,920	$453,827
Catamaran Corp.*	6,098	363,075
AmerisourceBergen Corp. — Class A	3,116	354,195
Mylan N.V.*	5,692	337,821
Cigna Corp.	2,253	291,628
Constellation Brands, Inc. — Class A*	2,346	272,629
Vertex Pharmaceuticals, Inc.*	2,274	268,264
Archer-Daniels-Midland Co.	5,519	261,601
Hertz Global Holdings, Inc.*	11,717	254,025
Dr Pepper Snapple Group, Inc.	3,157	247,761
CR Bard, Inc.	1,412	236,298
Western Union Co.	10,954	227,953
Coca-Cola Enterprises, Inc.	5,136	227,011
Boston Scientific Corp.*	12,518	222,195
United Rentals, Inc.*	2,376	216,596
St. Jude Medical, Inc.	3,267	213,662
DaVita HealthCare Partners, Inc.*	2,501	203,281
Kellogg Co.	3,067	202,269
Zoetis, Inc.	4,206	194,696
Mead Johnson Nutrition Co. — Class A	1,926	193,621
Brown-Forman Corp. — Class B	2,078	187,747
Hershey Co.	1,664	167,914
Universal Health Services, Inc. — Class B	1,396	164,323
Cardinal Health, Inc.	1,817	164,021
HCA Holdings, Inc.*	2,064	155,275
Illumina, Inc.*	830	154,081
Darling Ingredients, Inc.*	10,827	151,686
Henry Schein, Inc.*	1,077	150,371
Monster Beverage Corp.*	1,061	146,837
RR Donnelley & Sons Co.	7,621	146,247
Ingredion, Inc.	1,860	144,745
BioMarin Pharmaceutical, Inc.*	1,154	143,811
Campbell Soup Co.	3,062	142,536
McGraw Hill Financial, Inc.	1,348	139,383
Quanta Services, Inc.*	4,820	137,515
Clorox Co.	1,218	134,455
Endo International plc*	1,461	131,052
Perrigo Company plc	788	130,453
Spectrum Brands Holdings, Inc.	1,405	125,832
Avis Budget Group, Inc.*	2,091	123,400
Whole Foods Market, Inc.	2,147	111,816
Jazz Pharmaceuticals plc*	630	108,858
Total System Services, Inc.	2,766	105,523
Hologic, Inc.*	3,159	104,326
DENTSPLY International, Inc.	2,049	104,274
Booz Allen Hamilton Holding Corp.	3,562	103,084
Keurig Green Mountain, Inc.	861	96,200
KAR Auction Services, Inc.	2,383	90,387
Vantiv, Inc. — Class A*	2,374	89,500
Incyte Corp.*	937	85,885
Alkermes plc*	1,318	80,358
Mallinckrodt plc*	628	79,536
Intuitive Surgical, Inc.*	149	75,249
Total Consumer, Non-cyclical		9,419,088
Industrial - 2.3%
Parker-Hannifin Corp.	2,649	314,648
Dover Corp.	3,790	261,965
Corning, Inc.	10,777	244,422
Stanley Black & Decker, Inc.	2,543	242,500
Tyco International plc	5,496	236,658
Rockwell Automation, Inc.	2,024	234,764
Pentair plc	2,956	185,903
Huntington Ingalls Industries, Inc.	1,307	183,176
Fluor Corp.	2,734	156,275
Agilent Technologies, Inc.	3,443	143,057
Triumph Group, Inc.	2,365	141,238
Waste Management, Inc.	2,427	131,616
Trimble Navigation Ltd.*	5,040	127,008
Ingersoll-Rand plc	1,834	124,859
Roper Industries, Inc.	711	122,292
TransDigm Group, Inc.	543	118,765
Timken Co.	2,800	117,992
Lincoln Electric Holdings, Inc.	1,654	108,155
Kansas City Southern	1,057	107,899
Avnet, Inc.	2,409	107,201
Waste Connections, Inc.	2,185	105,186
Xylem, Inc.	2,906	101,768
Clean Harbors, Inc.*	1,592	90,394
Moog, Inc. — Class A*	1,087	81,579
B/E Aerospace, Inc.	1,249	79,461
Total Industrial		3,868,781
Consumer, Cyclical - 2.1%
United Continental Holdings, Inc.*	5,876	395,161
PACCAR, Inc.	5,708	360,403
Southwest Airlines Co.	7,740	342,882
Macy's, Inc.	4,109	266,715
WW Grainger, Inc.	970	228,736
PVH Corp.	1,960	208,858
The Gap, Inc.	4,249	184,109
Allison Transmission Holdings, Inc.	5,411	172,827
Harley-Davidson, Inc.	2,815	170,983
Tesla Motors, Inc.*	765	144,409
Kohl's Corp.	1,729	135,294
Genuine Parts Co.	1,434	133,634
Dollar General Corp.*	1,755	132,292
Dollar Tree, Inc.*	1,551	125,856
Whirlpool Corp.	586	118,407
Best Buy Company, Inc.	3,044	115,033
O'Reilly Automotive, Inc.*	507	109,634
Hilton Worldwide Holdings, Inc.*	2,716	80,448
Wyndham Worldwide Corp.	845	76,447
Restaurant Brands International, Inc.	1,895	72,787
Total Consumer, Cyclical		3,574,915
Technology - 2.1%
Applied Materials, Inc.	10,409	234,827
NetApp, Inc.	6,350	225,171
Avago Technologies Ltd.	1,653	209,898

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 14.9% (continued)
Technology - 2.1% (continued)
IHS, Inc. — Class A*	1,792	$203,858
Citrix Systems, Inc.*	3,141	200,617
Computer Sciences Corp.	3,033	197,994
Fiserv, Inc.*	2,315	183,811
SanDisk Corp.	2,807	178,581
Activision Blizzard, Inc.	7,639	173,596
Intuit, Inc.	1,727	167,450
Pitney Bowes, Inc.	7,171	167,228
Xilinx, Inc.	3,926	166,070
KLA-Tencor Corp.	2,655	154,760
Teradyne, Inc.	7,638	143,976
Cerner Corp.*	1,817	133,113
DST Systems, Inc.	1,061	117,463
Maxim Integrated Products, Inc.	3,257	113,376
Riverbed Technology, Inc.*	5,167	108,041
Workday, Inc. — Class A*	1,243	104,922
PTC, Inc.*	2,763	99,938
ServiceNow, Inc.*	1,248	98,317
VeriFone Systems, Inc.*	2,611	91,098
NCR Corp.*	3,009	88,796
Total Technology		3,562,901
Communications - 1.8%
Omnicom Group, Inc.	3,747	292,191
Twitter, Inc.*	5,416	271,233
LinkedIn Corp. — Class A*	1,023	255,607
Juniper Networks, Inc.	10,481	236,661
Liberty Interactive Corp. — Class A*	6,700	195,573
Netflix, Inc.*	443	184,594
Alliance Data Systems Corp.*	604	178,935
CenturyLink, Inc.	4,844	167,360
ARRIS Group, Inc.*	4,990	144,186
Harris Corp.	1,673	131,765
Level 3 Communications, Inc.*	2,004	107,895
Nielsen N.V.	2,353	104,873
Charter Communications, Inc. — Class A*	515	99,452
Interpublic Group of Companies, Inc.	4,481	99,120
Viacom, Inc. — Class B	1,432	97,806
Discovery Communications, Inc. — Class A*	3,158	97,140
CommScope Holding Company, Inc.*	3,191	91,071
Cablevision Systems Corp. — Class A	4,728	86,522
DISH Network Corp. — Class A*	1,229	86,104
EchoStar Corp. — Class A*	1,655	85,597
Sirius XM Holdings, Inc.*	20,804	79,471
Total Communications		3,093,156
Energy - 0.7%
Cheniere Energy, Inc.*	2,626	203,253
Valero Energy Corp.	2,905	184,816
Chesapeake Energy Corp.	11,636	164,766
HollyFrontier Corp.	3,214	129,428
Cameron International Corp.*	2,087	94,165
Concho Resources, Inc.*	811	94,011
ONEOK, Inc.	1,827	88,134
Nabors Industries Ltd.	6,425	87,701
Superior Energy Services, Inc.	3,896	87,037
Southwestern Energy Co.*	3,446	79,913
Total Energy		1,213,224
Financial - 0.2%
Ameriprise Financial, Inc.	1,346	176,111
Crown Castle International Corp.	1,856	153,194
T. Rowe Price Group, Inc.	928	75,149
Total Financial		404,454
Total Common Stocks
(Cost $23,322,782)		25,136,519

MUTUAL FUNDS†,1 - 70.2%
Guggenheim Strategy Fund I	1,639,068	40,812,791
Guggenheim Variable Insurance Strategy Fund III	1,524,928	38,062,191
Guggenheim Strategy Fund II	1,114,651	27,765,967
Guggenheim Strategy Fund III	475,265	11,857,853
Total Mutual Funds
(Cost $118,481,623)		118,498,802

SHORT TERM INVESTMENTS† - 5.2%
Dreyfus Treasury Prime Cash Management Fund 0.00%	8,826,680	8,826,680
Total Short Term Investments
(Cost $8,826,680)		8,826,680

	Face Amount
ASSET-BACKED SECURITIES†† - 8.5%
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[2,3]	$1,314,304	1,303,657
Goldman Sachs Asset Management CLO plc
2007-1A, 3.00% due 08/01/22[2,3]	1,200,000	1,201,800
Brentwood CLO Corp.
2006-1A, 0.52% due 02/01/22[2,3]	799,979	788,619
2006-1A, 1.07% due 02/01/22[2,3]	400,000	379,720
Salus CLO Ltd.
2013-1AN, 2.48% due 03/05/21[2,3]	1,100,000	1,101,320
Symphony CLO IX, LP
2012-9A, 2.75% due 04/16/22[2,3]	500,000	501,850
2012-9A, 3.50% due 04/16/22[2,3]	500,000	501,700
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/21[2,3]	950,000	946,295
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/17[2,3]	900,000	881,010
Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/21[2,3]	882,619	875,028
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[2,3]	866,149	849,952

Series J (StylePlus—Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 8.5% (continued)
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.64% due 04/17/21[2,3]	$850,000	$839,035
Symphony CLO VII Ltd.
2011-7A, 3.46% due 07/28/21[2,3]	750,000	749,100
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/19[2,3]	700,000	672,140
OFSI Fund V Ltd.
2013-5A, 3.46% due 04/17/25[2,3]	600,000	592,620
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[2,3]	544,262	540,289
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.26% due 08/15/23[2,3]	500,000	488,250
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/22[2,3]	500,000	475,650
Race Point IV CLO Ltd.
2007-4A, 1.00% due 08/01/21[2,3]	300,000	291,780
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.81% due 11/05/41[2,3]	153,771	153,033
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.56% due 12/20/18[2,3]	89,539	89,297
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[2,3]	74,701	74,246
Golub Capital Partners Fundings Ltd.
2007-1A, 0.52% due 03/15/22[2,3]	73,524	73,194
Total Asset-Backed Securities
(Cost $14,157,038)		14,369,585

COLLATERALIZED MORTGAGE OBLIGATION†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,3]	925,118	879,602
Total Collateralized Mortgage Obligation
(Cost $821,537)		879,602
Total Investments - 99.3%
(Cost $165,609,660)		$167,711,188
Other Assets & Liabilities, net - 0.7%		1,207,346
Total Net Assets - 100.0%		$168,918,534

	Units	Unrealized Gain (Loss)
OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank May 2015 Russell MidCap Growth Index Swap, Terminating 05/05/15[4] (Notional Value $141,499,903)	180,007	$—
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $15,249,187 (cost $14,978,575), or 9.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
plc — Public Limited Company

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
PREFERRED STOCKS† - 2.0%
Financial - 1.0%
Aspen Insurance Holdings Ltd. 5.95%[1,2]	10,000	$256,800
CoBank ACB 6.20%[1,2]	1,000	102,156
Total Financial		358,956
Industrial - 1.0%
Seaspan Corp. 6.38% due 04/30/19	14,000	352,520
Total Preferred Stocks
(Cost $700,000)		711,476

EXCHANGE-TRADED FUNDS†- 3.5%
iShares MSCI Spain Capped ETF	10,848	377,294
iShares MSCI Italy Capped ETF	24,770	366,596
SPDR EURO STOXX 50 ETF	9,305	361,220
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	154,037
Total Exchange-Traded Funds
(Cost $1,301,614)		1,259,147

MUTUAL FUNDS†,3 - 20.1%
Guggenheim Limited Duration Fund — Institutional Class	224,547	5,582,240
Guggenheim Macro Opportunities Fund — Institutional Class	56,914	1,539,531
Total Mutual Funds
(Cost $7,125,579)		7,121,771

SHORT TERM INVESTMENTS† - 2.1%
Federated U.S. Treasury Cash Reserve Fund 0.00%	753,910	753,910
Total Short Term Investments
(Cost $753,910)		753,910

	Face Amount
ASSET-BACKED SECURITIES†† - 25.1%
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/56[1,4]	$620,648	559,204
LCM X, LP
2014-10AR, 4.00% due 04/15/22[1,4]	500,000	498,850
Castlelake Aircraft Securitization Trust 2014-1
2014-1, 5.25% due 02/15/29	419,499	416,353
Great Lakes CLO 2014-1 Ltd.
2014-1A, 4.45% due 04/15/25[1,4]	350,000	325,360
N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/41[5]	333,134	318,343
Cedar Woods CRE CDO Ltd.
2006-1A, 0.44% due 07/25/51	349,755	316,284
CIT Mortgage Loan Trust 2007-1
2007-1, 1.62% due 10/25/37[1,4]	325,000	308,790
Structured Asset Securities Corporation Mortgage Loan Trust 2006-OPT1
2006-OPT1, 0.43% due 04/25/36[1]	300,000	272,242
GreenPoint Mortgage Funding Trust 2005-HE4
2005-HE4, 0.88% due 07/25/30[1]	264,532	252,835
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	250,000	251,250
NewStar Commercial Loan Funding 2014-1 LLC
2014-1A, 5.01% due 04/20/25[1,4]	250,000	250,000
Northwoods Capital VII Ltd.
2006-7A, 3.76% due 10/22/21[1,4]	250,000	249,375
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	270,845	249,286
COA Summit CLO Limited 2014-1
2014-1A, 4.10% due 04/20/23[1,4]	250,000	248,175
Garrison Funding 2013-2 Ltd.
2013-2A, 4.88% due 09/25/23[1,4]	250,000	247,700
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/21[1,4]	250,000	247,350
NewStar Commercial Loan Funding 2013-1 LLC
2013-1A, 5.55% due 09/20/23[1,4]	250,000	247,025
Telos CLO Ltd.
2013-3A, 4.51% due 01/17/24[1,4]	250,000	245,975
Battalion Clo 2007-I Ltd.
2007-1A, 2.40% due 07/14/22[1,4]	250,000	244,025
Black Diamond CLO 2005-2 Delaware Corp.
2005-2A, 2.07% due 01/07/18[1,4]	250,000	243,025
ColumbusNova CLO Limited 2007-I
2007-1A, 1.61% due 05/16/19[1,4]	250,000	242,500
KVK CLO 2014-1 Ltd.
2014-1A, 3.16% due 05/15/26[1,4]	250,000	241,800
Kingsland III Ltd.
2006-3A, 1.86% due 08/24/21[1,4]	250,000	241,400
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/26[1,4]	250,000	237,400
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/23[1,4]	250,000	236,900
Kingsland IV Ltd.
2007-4A, 1.70% due 04/16/21[1,4]	250,000	233,375
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[4,6]	227,865	231,283

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 25.1% (continued)
Turbine Engines Securitization Ltd.
2013-1A, 6.37% due 12/13/48[4]	$221,225	$227,530
First Franklin Mortgage Loan Trust 2006-FF1
2006-FF1, 0.51% due 01/25/36[1]	250,000	220,396
AMMC CLO XI Ltd.
2012-11A, 0.00% due 10/30/23[4]	250,000	152,075
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.50% due 04/28/26[1,4]	150,000	144,870
GSAA Home Equity Trust 2007-7
2007-7, 0.44% due 07/25/37[1]	160,783	135,762
Tricadia CDO 2006-6 Ltd.
2006-6A, 1.01% due 11/05/41[1,4]	100,000	97,390
Saxon Asset Securities Trust 2005-4
2005-4, 0.61% due 11/25/37[1]	100,000	86,188
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.31% due 07/25/37[1,4]	77,320	68,026
New Century Home Equity Loan Trust 2005-1
2005-1, 0.89% due 03/25/35[1]	62,033	53,909
New Century Home Equity Loan Trust 2004-4
2004-4, 0.97% due 02/25/35[1]	48,973	43,904
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[1,4]	36,988	36,762
Total Asset-Backed Securities
(Cost $8,806,967)		8,922,917

SENIOR FLOATING RATE INTERESTS††- 20.0%
Industrial - 5.4%
Rise Ltd.
4.74% due 02/12/39	466,146	469,642
AABS Ltd.
4.87% due 01/15/38	433,988	441,583
Power Borrower, LLC
8.25% due 11/06/20	125,000	121,563
4.25% due 05/06/20	115,011	113,860
US Infrastructure Corp.
4.00% due 07/10/20	200,000	198,500
Thermasys Corp.
5.25% due 05/03/19	120,313	120,012
Nord Anglia Education Finance LLC
4.50% due 03/31/21	99,250	99,250
Mitchell International, Inc.
8.50% due 10/11/21	100,000	98,979
syncreon
5.25% due 10/28/20	98,750	94,553
MRC Global, Inc.
5.00% due 11/08/19	98,500	94,462
NANA Development Corp.
8.00% due 03/15/18[5]	60,000	57,450
Total Industrial		1,909,854
Technology - 4.4%
Sophia, LP
4.00% due 07/19/18	299,180	298,730
EIG Investors Corp.
5.00% due 11/09/19	245,016	245,783
Deltek, Inc.
4.50% due 10/10/18	215,787	216,124
Wall Street Systems
4.50% due 04/30/21	171,739	170,774
Active Network, Inc., The
5.50% due 11/13/20	117,560	117,022
Greenway Medical Technologies
6.00% due 11/04/20[5]	98,750	98,750
LANDesk Group, Inc.
5.00% due 02/25/20	98,505	98,259
Go Daddy Operating Company, LLC
4.75% due 05/13/21	97,744	98,079
Aspect Software, Inc.
7.25% due 05/07/16	92,500	92,038
P2 Energy Solutions
5.00% due 10/30/20	78,851	76,387
Evergreen Skill
5.75% due 04/28/21	45,500	44,931
Total Technology		1,556,877
Financial - 3.6%
First Data Corp.
3.67% due 03/23/18	250,000	249,749
Intertrust Group
4.53% due 04/16/21	100,000	99,833
7.28% due 04/11/22	100,000	99,542
National Financial Partners Corp.
4.50% due 07/01/20	198,505	197,802
American Stock Transfer & Trust
5.75% due 06/26/20	192,304	191,343
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	147,002	146,083
Magic Newco, LLC
12.00% due 06/12/19	125,000	135,938
HDV Holdings
5.75% due 09/17/20[5]	120,000	118,812
Expert Global Solutions
8.50% due 04/03/18	34,656	34,555
Total Financial		1,273,657
Consumer, Cyclical - 2.4%
Ollies Bargain Outlet
4.75% due 09/28/19	437,833	433,455
Men's Wearhouse
4.50% due 06/18/21	199,000	199,746
Advantage Sales & Marketing, Inc.
4.25% due 07/23/21	99,750	99,611
Sears Holdings Corp.
5.50% due 06/30/18	98,750	97,176

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††- 20.0% (continued)
Consumer, Cyclical - 2.4% (continued)
Fleetpride Corp.
5.25% due 11/19/19	$27,925	$27,680
Total Consumer, Cyclical		857,668
Communications - 1.5%
Avaya, Inc.
6.50% due 03/31/18	244,215	243,435
4.68% due 10/26/17	98,829	97,190
Interactive Data Corp.
4.75% due 05/02/21	99,250	99,643
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	99,000	99,283
Total Communications		539,551
Basic Materials - 1.4%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	300,000	270,444
CPG International, Inc.
4.75% due 09/30/20	124,684	122,564
Royal Adhesives and Sealants
5.50% due 07/31/18	106,517	106,783
Total Basic Materials		499,791
Consumer, Non-cyclical - 1.3%
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	159,903	158,703
Performance Food Group
6.25% due 11/14/19	122,813	122,914
Reddy Ice Holdings, Inc.
6.75% due 04/01/19[5]	98,246	85,965
NES Global Talent
6.50% due 10/03/19	86,907	82,562
Total Consumer, Non-cyclical		450,144
Total Senior Floating Rate Interests
(Cost $7,128,844)		7,087,542

CORPORATE BONDS††- 16.6%
Financial - 8.5%
Citigroup, Inc.
5.80% due 11/29/49[1,2]	200,000	200,499
5.88% due 12/31/49[1,2]	175,000	176,750
5.95% due 12/29/49[1,2]	100,000	101,250
5.35% due 05/29/49[1,2]	75,000	72,563
Bank of America Corp.
5.13% due 12/29/49[1,2]	350,000	343,839
6.10% due 03/12/49[1,2]	150,000	152,156
6.25% due 09/29/49[1,2]	50,000	50,938
SunTrust Banks, Inc.
5.63% due 12/29/49[1,2]	450,000	458,718
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	250,000	237,500
HRG Group, Inc.
7.88% due 07/15/19	193,000	203,133
JPMorgan Chase & Co.
5.00% due 12/29/49[1,2]	200,000	196,490
Customers Bank
6.13% due 06/26/29[1,4]	150,000	154,125
Morgan Stanley
5.55% due 12/31/49[1,2]	150,000	151,500
Barclays plc
8.25% due 12/29/49[1,2]	100,000	107,142
Prosight Global Inc.
7.50% due 11/26/20†††,5	100,000	104,810
CIC Receivables Master Trust
4.89% due 10/07/21†††	100,000	102,330
Cadence Financial Corp.
4.88% due 06/28/19[12]	100,000	100,956
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[4]	100,000	92,750
Total Financial		3,007,449
Consumer, Non-cyclical - 2.8%
Vector Group Ltd.
7.75% due 02/15/21	300,000	319,125
Central Garden & Pet Co.
8.25% due 03/01/18[7]	200,000	204,626
Opal Acquisition, Inc.
8.87% due 12/15/21[4]	150,000	152,625
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[4]	100,000	106,125
FTI Consulting, Inc.
6.75% due 10/01/20	100,000	105,500
VRX Escrow Corp.
5.88% due 05/15/23[4]	100,000	102,500
Total Consumer, Non-cyclical		990,501
Consumer, Cyclical - 1.5%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]	250,000	250,938
GRD Holdings III Corp.
10.75% due 06/01/19[4]	150,000	163,125
Petco Animal Supplies, Inc.
9.25% due 12/01/18[4]	125,000	131,250
Total Consumer, Cyclical		545,313
Basic Materials - 1.2%
KGHM International Ltd.
7.75% due 06/15/19[4]	250,000	257,500
TPC Group, Inc.
8.75% due 12/15/20[4]	185,000	169,275
Total Basic Materials		426,775
Communications - 0.8%
MDC Partners, Inc.
6.75% due 04/01/20[4]	140,000	147,525
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	125,000	129,375

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
CORPORATE BONDS††- 16.6% (continued)
Communications - 0.8% (continued)
Expo Event Transco, Inc.
9.00% due 06/15/21[4]	$10,000	$10,225
Total Communications		287,125
Energy - 0.7%
CONSOL Energy, Inc.
8.00% due 04/01/23	100,000	98,625
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	100,000	72,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	100,000	69,000
Total Energy		239,625
Industrial - 0.5%
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/17	95,000	97,969
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	74,000	77,515
Total Industrial		175,484
Government - 0.3%
Dominican Republic International Bond
6.85% due 01/27/45[4]	100,000	105,000
Technology - 0.3%
Eagle Midco, Inc.
9.00% due 06/15/18[4]	100,000	101,875
Total Corporate Bonds
(Cost $5,940,942)		5,879,147

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.2%
Motel 6 Trust 2015-MTL6
2015-MTL6,5.28% due 02/05/30[4]	500,000	500,766
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[1,4]	330,399	314,144
Nomura Resecuritization Trust 2012-1R
2012-1R,0.62% due 08/27/47[1,4]	338,754	313,346
CSMC Trust 2014-SURF
2014-SURF,3.28% due 02/15/29[1,4]	250,000	249,708
LSTAR Securities Investment Trust
2015-3,2.18% due 03/01/20[1,4]	250,000	248,750
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR9 Trust
2006-AR9,0.97% due 11/25/46[1]	331,510	231,072
Lehman XS Trust Series 2006-16N
2006-16N,0.36% due 11/25/46[1]	269,740	225,185
IndyMac INDX Mortgage Loan Trust 2006-AR4
2006-AR4,0.38% due 05/25/46[1]	258,315	218,825
GreenPoint Mortgage Funding Trust
2006-AR1,0.46% due 02/25/36[1]	236,692	203,717
American Home Mortgage Assets Trust 2006-4
2006-4,0.36% due 10/25/46[1]	291,961	202,814
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust
2006-7,4.68% due 09/25/36	357,915	201,678
Bear Stearns Mortgage Funding Trust 2007-AR5
2007-AR5,0.34% due 06/25/47[1]	222,591	177,855
Hilton USA Trust 2013-HLT
2013-HLT,5.22% due 11/05/18[1,4]	100,000	102,716
Structured Asset Mortgage Investments II Trust 2006-AR1
2006-AR1,0.40% due 02/25/36[1]	117,779	98,126
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA4 Trust
2007-OA4,0.89% due 04/25/47[1]	126,220	92,693
Residential Asset Securitization Trust 2006-A12
2006-A12,6.25% due 11/25/36	128,842	91,730
Morgan Stanley Re-REMIC Trust 2010-R5
2010-R5,0.48% due 06/26/36[1,4]	125,959	90,518
First Horizon Alternative Mortgage Securities Trust 2006-FA1
2006-FA1,5.75% due 04/25/36	90,272	73,698
Total Collateralized Mortgage Obligations
(Cost $3,629,661)		3,637,341

MORTGAGE-BACKED SECURITIES†† - 1.3%
Acis CLO 2013-2 Ltd.
2013-2A,4.10% due 10/14/22[1,4]	250,000	247,724
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,5.72% due 09/10/47[1,4]	157,230	158,419
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.87% due 06/15/20[1,4]	55,839	54,321
Total Mortgage-Backed Securities
(Cost $456,854)		460,464

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Contracts	Value
OPTIONS PURCHASED† - 0.4%
Call options on:
September 2015 iShares 7-10 Year Treasury Bond ETF Expiring with strike price of $109.00	372	$44,640
June 2015 iShares 20+ Year Treasury Bond ETF Expiring with strike price of $134.00	139	27,939
February 2016 U.S. Dollar/U.A.E. Dirham Expiring with strike price of $3.68†††	2,475,000	8,331
February 2016 U.S. Dollar/U.A.E. Dirham Expiring with strike price of $3.68†††	825,000	2,758
Total Call options		83,668
Put options on:
June 2015 Crude Oil Expiring with strike price of $45.00	14	31,920
July 2015 Euro/Danish Krone Expiring with strike price of $7.42†††	2,887,500	22,853
Total Put options		54,773
Total Options Purchased
(Cost $172,374)		138,441
Total Investments - 101.3%
(Cost $36,016,745)		$35,972,156

OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring June 2015 with strike price of $139.00	139	(13,066)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	372	(31,620)
Total Call options		(44,686)
Put options on:
Crude Oil Expiring June 2015 with strike price of $35.00	14	(7,280)
Total Options Written
(Premiums received $48,836)		(51,966)
Other Assets & Liabilities, net - (1.2)%		(412,272)
Total Net Assets - 100.0%		$35,507,918

	Units	Unrealized Gain (Loss)
OTC CURRENCY SWAP AGREEMENTS††
Bank of America June 2015 U.S. Dollar Index Future Swap, Terminating 06/12/15[8] (Notional Value $690,480)	7	$(8,197)

OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America June 2015 Japan Government 10 Year Bond Future Index Swap, Terminating 06/09/15[9] (Notional Value $3,681,341)	3	$4,834

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America S&P 500 Homebuilding Index April 2015 Swap, Terminating 04/13/15[11] (Notional Value $757,760)	1,053	$48,777
Bank of America S&P 500 HomeBuilding Index July 2015 Swap, Terminating 07/13/15[11] (Notional Value $187,821)	261	8,467
Bank of America May 2014 S&P 1500 Education Services Sub-Industry Index April 2015 Swap, Terminating 04/13/15[10] (Notional Value $941,215)	17,702	(97,076)
(Total Notional Value $1,886,796)		$(39,832)

Series M (Macro Opportunities Series)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Units	Unrealized Gain
OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Bank of America Merrill Lynch Tesla Motors, Inc. September 2015 Swap, Terminating 09/15/15 (Notional Value $373,953)	1,981	$2,822

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.13%	06/08/2025	$1,000,000	$97,000	$97,000
Merrill Lynch	Pay	3-Month USD-LIBOR	2.93%	08/24/2025	950,000	69,540	69,540
Merrill Lynch	Pay	3-Month USD-LIBOR	2.26%	12/29/2025	800,000	3,920	3,920
Merrill Lynch	Receive	3-Month USD-LIBOR	2.70%	07/05/2023	(50,000)	(3,080)	(3,080)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.56%	07/05/2018	(850,000)	(10,370)	(10,370)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.81%	12/29/2025	(660,000)	(13,196)	(13,196)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.42%	08/24/2025	(667,000)	(58,580)	(58,580)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.89%	06/08/2025	(700,000)	(97,974)	(97,974)
							$(12,740)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation
BNY Mellon	689,004	EUR	06/02/15	$774,130	$741,534	$32,596
Bank of America	16,754,421	SUR	05/18/15	306,461	282,132	24,329
BNY Mellon	127,190	EUR	04/13/15	150,000	136,768	13,232
Bank of America	3,870,000,000	IDR	07/02/15	300,000	287,642	12,358
						$82,515

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[2]	Perpetual maturity.
[3]	Affiliated issuer — See Note 5.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $10,759,416 (cost $10,725,140), or 30.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Illiquid security.
[6]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[7]	Security or a portion thereof is held as collateral for reverse repurchase agreements.
[8]	Total return based on U.S. Dollar Index +/- financing at a variable rate.
[9]	Total return based on Japan Government Bond 10 Year Future Index +/- financing at a variable rate.
[10]	Total return based on S&P 1500 Education Services Sub-Industry Index +/- financing at a variable rate.
[11]	Total return based on S&P 500 Home Building Index +/- financing at a variable rate.
[12]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $100,956 (cost $100,000) or 0.3% of total net assets — See Note 7.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
EXCHANGE-TRADED FUNDS† - 68.2%
SPDR S&P 500 ETF Trust	46,653	$9,630,579
iShares Core U.S. Aggregate Bond ETF	85,300	9,504,979
Vanguard S&P 500 ETF	48,793	9,231,636
iShares iBoxx $ Investment Grade Corporate Bond ETF	36,157	4,400,668
iShares Core S&P Mid-Capital ETF	24,294	3,692,202
iShares MSCI EAFE ETF	43,440	2,787,545
iShares Core S&P 500 ETF	2	416
Total Exchange-Traded Funds
(Cost $31,013,931)		39,248,025

MUTUAL FUNDS†,[1] - 30.0%
Guggenheim Variable Insurance Strategy Fund III	504,915	12,602,677
Guggenheim Strategy Fund II	85,399	2,127,286
Guggenheim Strategy Fund I	56,853	1,415,642
Guggenheim Strategy Fund III	45,479	1,134,701
Total Mutual Funds
(Cost $17,299,318)		17,280,306

SHORT TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Prime Cash Management Fund 0.00%	574,123	574,123
Total Short Term Investments
(Cost $574,123)		574,123
Total Investments - 99.2%
(Cost $48,887,372)		$57,102,454
Other Assets & Liabilities, net - 0.8%		461,678
Total Net Assets - 100.0%		$57,564,132

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $6,397,299)	70	$144,092
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,373,480)	19	59,733
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $2,471,400)	24	31,668
April 2015 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $322,142)	2	6,253
June 2015 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $96,425)	1	3,772
June 2015 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $137,017)	1	1,393
June 2015 DAX Index Futures Contracts†† (Aggregate Value of Contracts $321,580)	1	791
June 2015 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $111,467)	1	(2,670)
(Total Aggregate Value of Contracts $12,230,810)		$245,032

INTEREST RATE FUTURES CONTRACTS PURCHASED†
June 2015 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $6,574,219)	51	$44,092
June 2015 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $1,562,641)	13	9,290
June 2015 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $3,944,531)	18	8,691
(Total Aggregate Value of Contracts $12,081,391)		$62,073

CURRENCY FUTURES CONTRACTS SOLD SHORT†
June 2015 Euro FX Futures Contracts (Aggregate Value of Contracts $134,513)	1	$972
June 2015 British Pound Futures Contracts (Aggregate Value of Contracts $92,675)	1	(3)
June 2015 Japanese Yen Futures Contracts (Aggregate Value of Contracts $104,325)	1	(983)
(Total Aggregate Value of Contracts $331,513)		$(14)

EQUITY FUTURES CONTRACTS SOLD SHORT††
April 2015 CAC40 10 Euro Index Futures Contracts (Aggregate Value of Contracts $54,082)	1	$(74)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer – See Note 5.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 98.4%
Financial - 27.8%
Wells Fargo & Co.	67,213	$3,656,386
American International Group, Inc.	65,812	3,605,838
JPMorgan Chase & Co.	59,300	3,592,393
Citigroup, Inc.	61,700	3,178,784
Bank of New York Mellon Corp.	62,630	2,520,231
Reinsurance Group of America, Inc. — Class A	19,465	1,813,944
Hanover Insurance Group, Inc.	20,636	1,497,761
Allstate Corp.	20,950	1,491,012
Zions Bancorporation	52,310	1,412,370
Legg Mason, Inc.	22,090	1,219,368
Alleghany Corp.*	2,080	1,012,960
NASDAQ OMX Group, Inc.	19,778	1,007,491
BB&T Corp.	24,850	968,901
Unum Group	27,303	920,930
American Financial Group, Inc.	13,220	848,063
FirstMerit Corp.	44,387	846,016
Popular, Inc.*	22,220	764,146
Assured Guaranty Ltd.	27,730	731,795
Endurance Specialty Holdings Ltd.	9,330	570,436
Sun Communities, Inc.	7,930	529,090
Kilroy Realty Corp.	6,870	523,288
CubeSmart	21,660	523,089
Apartment Investment & Management Co. — Class A	13,120	516,404
Wintrust Financial Corp.	10,710	510,653
Equity Residential	6,370	495,968
Camden Property Trust	6,340	495,344
Simon Property Group, Inc.	2,530	494,969
Bank of America Corp.	31,500	484,785
NorthStar Realty Finance Corp.	25,910	469,489
Jones Lang LaSalle, Inc.	2,480	422,592
Symetra Financial Corp.	15,697	368,252
Trustmark Corp.	14,470	351,332
Alexandria Real Estate Equities, Inc.	2,950	289,218
Ocwen Financial Corp.*	34,030	280,748
BioMed Realty Trust, Inc.	11,230	254,472
Home Loan Servicing Solutions Ltd.	13,257	219,271
OFG Bancorp	12,465	203,429
Fulton Financial Corp.	13,573	167,491
UDR, Inc.	3,610	122,848
Chatham Lodging Trust	3,910	114,993
Total Financial		39,496,550
Consumer, Non-cyclical - 21.8%
Teva Pharmaceutical Industries Ltd. ADR	40,690	2,534,987
MEDNAX, Inc.*	34,220	2,481,292
Johnson & Johnson	20,740	2,086,444
Mondelez International, Inc. — Class A	49,060	1,770,575
UnitedHealth Group, Inc.	13,980	1,653,694
Quanta Services, Inc.*	55,870	1,593,971
Kraft Foods Group, Inc.	17,500	1,524,513
Pfizer, Inc.	40,650	1,414,214
Kellogg Co.	20,640	1,361,208
ADT Corp.	29,110	1,208,647
Archer-Daniels-Midland Co.	25,490	1,208,226
Philip Morris International, Inc.	14,390	1,083,999
Hormel Foods Corp.	18,060	1,026,711
Medtronic plc	12,720	992,033
Zimmer Holdings, Inc.	8,320	977,766
MasterCard, Inc. — Class A	11,100	958,929
DeVry Education Group, Inc.	27,210	907,726
Bunge Ltd.	8,950	737,122
HealthSouth Corp.	16,260	721,294
Tenet Healthcare Corp.*	14,220	704,032
Kindred Healthcare, Inc.	28,934	688,340
Navigant Consulting, Inc.*	44,230	573,220
Hologic, Inc.*	14,693	485,236
ICF International, Inc.*	10,850	443,223
Darling Ingredients, Inc.*	24,170	338,622
Apollo Education Group, Inc. — Class A*	17,760	336,019
Globus Medical, Inc. — Class A*	12,590	317,772
Emergent Biosolutions, Inc.*	10,730	308,595
Ingredion, Inc.	3,810	296,494
Grand Canyon Education, Inc.*	2,860	123,838
IPC Healthcare, Inc.*	2,630	122,663
Aegerion Pharmaceuticals, Inc.*	4,426	115,828
Total Consumer, Non-cyclical		31,097,233
Industrial - 13.0%
Republic Services, Inc. — Class A	69,780	2,830,277
United Technologies Corp.	23,230	2,722,556
Covanta Holding Corp.	79,510	1,783,409
Parker-Hannifin Corp.	13,890	1,649,854
General Electric Co.	58,200	1,443,942
FLIR Systems, Inc.	44,270	1,384,766
TE Connectivity Ltd.	15,892	1,138,185
Orbital ATK, Inc.	14,215	1,089,295
Sonoco Products Co.	20,260	921,020
Oshkosh Corp.	18,267	891,247
Owens-Illinois, Inc.*	34,260	798,943
Rock-Tenn Co. — Class A	11,936	769,872
Gentex Corp.	29,260	535,458
Huntington Ingalls Industries, Inc.	1,127	157,949
UTI Worldwide, Inc.*	11,530	141,819
Aegion Corp. — Class A*	6,950	125,448
Kirby Corp.*	1,580	118,579
Total Industrial		18,502,619
Consumer, Cyclical - 9.8%
Wal-Mart Stores, Inc.	34,000	2,796,499
CVS Health Corp.	19,780	2,041,494
Kohl's Corp.	20,360	1,593,170
PulteGroup, Inc.	68,900	1,531,647
Lear Corp.	12,290	1,361,978
WESCO International, Inc.*	16,130	1,127,326
Chico's FAS, Inc.	31,860	563,603
Visteon Corp.*	5,790	558,156
Ryland Group, Inc.	9,290	452,795
Brown Shoe Company, Inc.	13,702	449,426
Dolby Laboratories, Inc. — Class A	8,126	310,088

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Consumer, Cyclical - 9.8% (continued)
Wendy's Co.	22,440	$244,596
Iconix Brand Group, Inc.*	7,040	237,037
Steven Madden Ltd.*	5,739	218,082
United Stationers, Inc.	5,170	211,918
Ascena Retail Group, Inc.*	10,180	147,712
Abercrombie & Fitch Co. — Class A	5,020	110,641
Total Consumer, Cyclical		13,956,168
Technology - 8.0%
Computer Sciences Corp.	45,000	2,937,600
IXYS Corp.	172,330	2,123,106
QUALCOMM, Inc.	19,990	1,386,107
Microsoft Corp.	29,840	1,213,145
NetApp, Inc.	22,420	795,013
Diebold, Inc.	20,450	725,157
Maxwell Technologies, Inc.*	67,170	541,390
Stratasys Ltd.*	9,800	517,244
KEYW Holding Corp.*	37,000	304,510
Cree, Inc.*	7,640	271,144
Teradyne, Inc.	9,380	176,813
IPG Photonics Corp.*	1,860	172,422
IGATE Corp.*	3,280	139,925
ManTech International Corp. — Class A	4,110	139,493
Total Technology		11,443,069
Communications - 6.0%
Cisco Systems, Inc.	104,540	2,877,463
Time Warner, Inc.	17,236	1,455,408
AT&T, Inc.	41,170	1,344,201
DigitalGlobe, Inc.*	28,677	977,025
Scholastic Corp.	14,170	580,120
Finisar Corp.*	25,600	546,304
Scripps Networks Interactive, Inc. — Class A	7,130	488,833
Liquidity Services, Inc.*	17,433	172,238
NETGEAR, Inc.*	3,350	110,148
Total Communications		8,551,740
Energy - 4.9%
Chevron Corp.	25,300	2,655,994
Exxon Mobil Corp.	17,580	1,494,300
Patterson-UTI Energy, Inc.	47,570	893,127
Whiting Petroleum Corp.*	28,870	892,083
Marathon Oil Corp.	16,740	437,081
Superior Energy Services, Inc.	16,940	378,440
Oasis Petroleum, Inc.*	13,220	187,988
Resolute Energy Corp.*	56,540	31,855
Total Energy		6,970,868
Utilities - 4.8%
Edison International	29,570	1,847,237
AGL Resources, Inc.	30,880	1,533,192
Pinnacle West Capital Corp.	13,190	840,863
Great Plains Energy, Inc.	23,392	624,099
Ameren Corp.	14,750	622,450
Westar Energy, Inc.	14,420	558,919
Black Hills Corp.	7,220	364,177
Avista Corp.	7,960	272,073
Portland General Electric Co.	3,360	124,622
EnerNOC, Inc.*	7,660	87,324
Total Utilities		6,874,956
Basic Materials - 2.3%
Dow Chemical Co.	45,830	2,198,923
Landec Corp.*	31,830	444,029
Olin Corp.	13,306	426,324
Intrepid Potash, Inc.*	21,180	244,629
Total Basic Materials		3,313,905
Total Common Stocks
(Cost $112,843,992)		140,207,108

WARRANTS† - 0.2%
American International Group, Inc.
$45.00, 01/19/21	12,040	262,954
Total Warrants
(Cost $226,617)		262,954

SHORT TERM INVESTMENTS† - 1.5%
Dreyfus Treasury Prime Cash Management Fund 0.00%	2,133,208	2,133,208
Total Short Term Investments
(Cost $2,133,208)		2,133,208
Total Investments - 100.1%
(Cost $115,203,817)		$142,603,270
Other Assets & Liabilities, net - (0.1)%		(131,235)
Total Net Assets - 100.0%		$142,472,035

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
ADR ― American Depositary Receipt
Plc ― Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 1.4%
Consumer Discretionary - 1.1%
Travelport, LLC*	48,069	$802,752
Travelport LLC*	17,328	289,378
Total Consumer Discretionary		1,092,130
Basic Materials - 0.2%
Mirabela Nickel Ltd.*,††	1,470,315	156,780
Energy - 0.1%
Stallion Oilfield Holdings Ltd.*,††	19,265	80,277
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	47,209
Aimia, Inc.	5	52
Total Communications		47,261
Diversified - 0.0%
Leucadia National Corp.	247	5,506
Consumer, Non-cyclical - 0.0%
Crimson Wine Group Ltd.*	24	218
MEDIQ, Inc.*,†††	92	1
Total Consumer, Non-cyclical		219
Consumer, Cyclical - 0.0%
Delta Air Lines, Inc.	1	45
Chorus Aviation, Inc.	3	14
Total Consumer, Cyclical		59
Financial - 0.0%
Adelphia Recovery Trust*,†††,1	5,270	53
Total Common Stocks
(Cost $2,246,286)		1,382,285

PREFERRED STOCKS† - 4.2%
Financial - 3.3%
Goldman Sachs Group, Inc. 5.50%[2,3]	55,000	1,384,900
Kemper Corp. 7.38% due 02/27/54	39,000	1,023,750
Aspen Insurance Holdings Ltd. 5.95%[2,3]	35,000	898,800
Total Financial		3,307,450
Industrial - 0.9%
Seaspan Corp. 6.38% due 04/30/19	34,000	856,120
U.S. Shipping Corp.*,†††,1	24,529	27,472
Total Industrial		883,592
Total Preferred Stocks
(Cost $4,654,811)		4,191,042

SHORT TERM INVESTMENTS† - 0.4%
Dreyfus Treasury Prime Cash Management Fund 0.00%	416,116	416,116
Total Short Term Investments
(Cost $416,116)		416,116

	Face Amount
CORPORATE BONDS††,[6] - 79.9%
Financial - 14.4%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/21[4]	$900,000	868,500
7.37% due 04/01/20[4]	705,000	683,850
Credit Acceptance Corp.
6.12% due 02/15/21[5]	1,400,000	1,340,500
Pacific Premier Bancorp, Inc.
5.75% due 09/03/24[8]	1,250,000	1,287,500
Bank of America Corp.
6.10% due 03/12/49[2,3]	600,000	608,625
4.20% due 08/26/24	550,000	569,011
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	950,000	978,500
American Equity Investment Life Holding Co.
6.62% due 07/15/21	900,000	965,250
HRG Group, Inc.
7.88% due 07/15/19	598,000	629,395
7.75% due 01/15/22[4]	250,000	248,750
Morgan Stanley
5.55% due 12/31/49[2,3]	700,000	706,999
Citigroup, Inc.
6.30% due [2,3]	650,000	663,813
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]	500,000	515,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	470,000	471,175
Ally Financial, Inc.
4.63% due 03/30/25	450,000	443,250
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	400,000	432,120
HSBC Holdings plc
6.38% due 03/30/49[2,3]	350,000	357,875
EPR Properties
5.75% due 08/15/22	300,000	330,270
Majid al Futtaim Holding
7.12% due 12/31/49	300,000	319,935
Lock AS
7.00% due 08/15/21	EUR 250,000	289,549
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	260,000	284,929
Cabot Financial Luxembourg S.A.
6.50% due 04/01/21[4]	GBP 200,000	279,521
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/20[4]	300,000	278,250
Hospitality Properties Trust
4.50% due 03/15/25	250,000	255,806
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/21[4]	225,000	236,250

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
CORPORATE BONDS††,[6] - 79.9% (continued)
Financial - 14.4% (continued)
Greystar Real Estate Partners LLC
8.25% due 12/01/22[4]	$200,000	$209,500
Total Financial		14,254,123
Energy - 13.9%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19[5]	1,350,000	1,402,785
6.00% due 12/15/20	300,000	301,500
6.25% due 04/01/23	200,000	202,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	900,000	930,375
5.62% due 03/01/25[4]	600,000	593,250
ContourGlobal Power Holdings S.A.
7.12% due 06/01/19[4,5]	1,150,000	1,173,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[5]	825,000	561,000
9.25% due 08/15/21	775,000	534,750
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.62% due 12/01/21	825,000	651,750
8.00% due 12/01/20	505,000	414,100
CONSOL Energy, Inc.
8.00% due 04/01/23	650,000	641,063
5.87% due 04/15/22	450,000	407,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	1,000,000	720,000
8.62% due 10/15/20	250,000	185,000
Unit Corp.
6.62% due 05/15/21	800,000	752,000
Antero Resources Corp.
5.63% due 06/01/23	500,000	495,000
5.13% due 12/01/22	256,000	245,760
Comstock Resources, Inc.
10.00% due 03/15/20[4]	750,000	725,625
Keane Group Holdings LLC
8.50% due 08/08/19†††,1	645,938	610,411
Ultra Resources, Inc.
4.51% due 10/12/20†††,1	600,000	549,720
FTS International, Inc.
6.25% due 05/01/22[4]	600,000	441,000
TerraForm Power Operating LLC
5.87% due 02/01/23[4]	400,000	415,000
Newfield Exploration Co.
5.38% due 01/01/26	250,000	252,531
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/21[4]	250,000	241,250
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/22[4]	173,733	105,022
IronGate Energy Services LLC
11.00% due 07/01/18[8]	155,000	102,300
Ultra Petroleum Corp.
5.75% due 12/15/18	100,000	90,250
SemGroup, LP
8.75% due 11/15/15†††,1,7	1,700,000	–
Total Energy		13,743,692
Consumer, Non-cyclical - 10.8%
Vector Group Ltd.
7.75% due 02/15/21[5]	1,500,000	1,595,624
Opal Acquisition, Inc.
8.87% due 12/15/21[4,5]	1,250,000	1,271,875
Central Garden & Pet Co.
8.25% due 03/01/18[5]	1,094,000	1,119,304
VRX Escrow Corp.
5.88% due 05/15/23[4]	750,000	768,750
5.38% due 03/15/20[4]	200,000	201,750
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]	800,000	826,000
ADT Corp.
6.25% due 10/15/21[5]	700,000	745,500
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/21[4]	700,000	742,875
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/22[4]	600,000	589,500
Physio-Control International, Inc.
9.87% due 01/15/19[4]	525,000	557,813
WEX, Inc.
4.75% due 02/01/23[4]	550,000	545,875
US Foods, Inc.
8.50% due 06/30/19[5]	350,000	367,500
Valeant Pharmaceuticals International, Inc.
5.50% due 03/01/23[4]	350,000	352,625
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/16[1,5,8]	300,000	281,250
FTI Consulting, Inc.
6.00% due 11/15/22	250,000	262,818
Surgical Care Affiliates, Inc.
6.00% due 04/01/23[4]	250,000	251,875
Nathan's Famous, Inc.
10.00% due 03/15/20[8]	150,000	157,500
Total Consumer, Non-cyclical		10,638,434
Communications - 10.3%
MDC Partners, Inc.
6.75% due 04/01/20[4]	1,100,000	1,159,125
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	1,000,000	1,035,000

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
CORPORATE BONDS††,6 - 79.9% (continued)
Communications - 10.3% (continued)
Sirius XM Radio, Inc.
5.38% due 04/15/25[4]	$1,025,000	$1,030,125
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	900,000	994,500
WMG Acquisition Corp.
6.75% due 04/15/22[4]	950,000	900,125
CSC Holdings LLC
5.25% due 06/01/24[5]	650,000	662,999
DISH DBS Corp.
5.88% due 11/15/24	400,000	400,500
5.87% due 07/15/22	200,000	203,250
Alcatel-Lucent USA, Inc.
6.75% due 11/15/20[4]	500,000	532,500
IAC / InterActive Corp.
4.75% due 12/15/22	400,000	397,000
Sprint Corp.
7.62% due 02/15/25	350,000	348,250
Level 3 Financing, Inc.
9.38% due 04/01/19	300,000	314,064
CenturyLink, Inc.
5.63% due 04/01/25	300,000	301,125
UPCB Finance IV Ltd.
5.38% due 01/15/25[4]	300,000	300,000
Inmarsat Finance plc
4.88% due 05/15/22[4]	300,000	300,000
Cogent Communications Group, Inc.
5.37% due 03/01/22[4]	300,000	299,250
Sprint Communications, Inc.
7.00% due 03/01/20[4]	250,000	275,625
GCI, Inc.
6.88% due 04/15/25	170,000	171,275
VeriSign, Inc.
5.25% due 04/01/25	150,000	153,000
Avaya, Inc.
7.00% due 04/01/19[4]	150,000	148,875
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[4]	CAD 150,000	119,343
Expo Event Transco, Inc.
9.00% due 06/15/21[4]	85,000	86,913
Total Communications		10,132,844
Consumer, Cyclical - 9.0%
GRD Holdings III Corp.
10.75% due 06/01/19[4,5]	1,600,000	1,740,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	1,050,000	1,142,526
Iron Mountain, Inc.
6.12% due 09/15/22	GBP 600,000	937,553
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[4]	800,000	810,000
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	700,000	750,750
Rite Aid Corp.
6.13% due 04/01/23	625,000	640,625
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	350,000	358,750
5.75% due 03/01/25	250,000	255,000
WMG Acquisition Corp.
6.00% due 01/15/21[4]	600,000	612,000
Men's Wearhouse, Inc.
7.00% due 07/01/22[4,5]	300,000	315,750
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	300,000	305,220
Petco Animal Supplies, Inc.
9.25% due 12/01/18[4]	200,000	210,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]	200,000	200,750
DreamWorks Animation SKG, Inc.
6.87% due 08/15/20[4]	170,000	165,750
Family Tree Escrow LLC
5.75% due 03/01/23[4]	150,000	157,875
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	136,000	142,800
Argos Merger Sub, Inc.
7.12% due 03/15/23[4]	100,000	103,625
Guitar Center, Inc.
6.50% due 04/15/19[4]	50,000	43,625
Total Consumer, Cyclical		8,892,599
Technology - 7.0%
NCR Corp.
6.38% due 12/15/23	750,000	798,750
5.87% due 12/15/21	250,000	260,625
Audatex North America, Inc.
6.13% due 11/01/23[4,5]	1,000,000	1,057,500
Eagle Midco, Inc.
9.00% due 06/15/18[4]	950,000	967,813
Micron Technology, Inc.
5.25% due 08/01/23	950,000	966,625
Aspect Software, Inc.
10.62% due 05/15/17[1]	940,000	817,800
Infor US, Inc.
6.50% due 05/15/22	750,000	768,750
Open Text Corp.
5.63% due 01/15/23[4]	700,000	726,250
Epicor Software Corp.
8.62% due 05/01/19	500,000	522,500
Total Technology		6,886,613
Industrial - 6.1%
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/17	860,000	886,875

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
CORPORATE BONDS††,6 - 79.9% (continued)
Industrial - 6.1% (continued)
CEVA Group plc
7.00% due 03/01/21[4]	$900,000	$873,000
Amsted Industries, Inc.
5.38% due 09/15/24[4]	850,000	850,000
BMBG Bond Finance SCA
5.07% due 10/15/20[2,4]	EUR 500,000	542,494
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[4]	500,000	511,250
Odebrecht Offshore Drilling Finance Ltd.
6.62% due 10/01/22[8]	616,850	471,890
VWR Funding, Inc.
4.62% due 04/15/22	EUR 350,000	370,129
LMI Aerospace, Inc.
7.37% due 07/15/19[4]	300,000	302,250
Actuant Corp.
5.62% due 06/15/22	250,000	259,063
Vulcan Materials Co.
4.50% due 04/01/25	250,000	253,750
Moto Finance plc
6.37% due 09/01/20	GBP 150,000	224,774
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.38% due 02/01/22[4]	200,000	199,938
Novelis, Inc.
8.38% due 12/15/17	150,000	156,750
Moog, Inc.
5.25% due 12/01/22[4]	150,000	154,500
Total Industrial		6,056,663
Basic Materials - 4.6%
KGHM International Ltd.
7.75% due 06/15/19[4,5]	1,275,000	1,313,250
Ineos Finance plc
8.38% due 02/15/19[4]	1,200,000	1,275,840
TPC Group, Inc.
8.75% due 12/15/20[4]	1,030,000	942,450
Eldorado Gold Corp.
6.12% due 12/15/20[4]	665,000	646,713
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	339,390	339,390
1.00% due 07/31/44†††,1,7	7,722	–
Total Basic Materials		4,517,643
Utilities - 3.0%
Elwood Energy LLC
8.16% due 07/05/26[1,5]	994,875	1,104,311
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	1,000,000	1,022,500
AES Corp.
5.50% due 03/15/24	600,000	598,500
4.88% due 05/15/23	250,000	243,750
Total Utilities		2,969,061
Diversified - 0.8%
HRG Group, Inc.
7.75% due 01/15/22	750,000	746,250
Total Corporate Bonds
(Cost $80,384,643)		78,837,922

SENIOR FLOATING RATE INTERESTS††,2,6 - 26.9%
Industrial - 5.2%
Flakt Woods
2.63% due 03/20/17†††,1	EUR 1,558,622	1,641,809
CareCore National LLC
5.50% due 03/05/21	992,488	997,449
SIRVA Worldwide, Inc.
7.50% due 03/27/19	588,000	585,059
Mast Global
8.75% due 09/12/19†††,1	514,446	510,556
Knowledge Learning Corp.
5.25% due 03/18/21	396,000	399,299
Atkore International, Inc.
7.75% due 10/09/21	400,000	386,000
Hardware Holdings LLC
6.75% due 03/30/20[1]	348,250	337,803
Ceva Logistics US Holdings
6.50% due 03/19/21	97,537	91,156
NANA Development Corp.
8.00% due 03/15/18[1]	90,000	86,175
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	70,714	66,088
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	67,734	63,303
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,192	11,395
Total Industrial		5,176,092
Technology - 5.2%
Greenway Medical Technologies
9.25% due 11/04/21[1]	500,000	487,500
6.00% due 11/04/20[1]	395,000	395,000
Sparta Holding Corp.
7.50% due 07/28/20†††	698,250	691,965
TIBCO Software, Inc.
6.50% due 12/04/20	600,000	599,436
Mitchell International, Inc.
8.50% due 10/11/21	600,000	593,874
Advanced Computer Software
6.50% due 01/31/22	350,000	345,188
10.50% due 01/31/23	200,000	192,000
Infor, Inc.
3.75% due 06/03/20	400,000	396,064
Micro Focus International plc
5.25% due 11/19/21	375,000	375,563
Sophia, LP
4.00% due 07/19/18	299,180	298,731
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	294,003	292,166
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	246,875	245,023
Flexera Software LLC
8.00% due 04/02/21	250,000	243,750
Total Technology		5,156,260
Consumer, Cyclical - 4.7%
GCA Services Group, Inc.
9.25% due 11/01/20	1,200,000	1,188,000
Sky Bet
6.50% due 02/25/22	GBP 600,000	886,856

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,2,[6] - 26.9% (continued)
Consumer, Cyclical - 4.7% (continued)
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	$691,250	$695,356
Eyemart Express
5.00% due 12/18/21	400,000	402,000
Nord Anglia Education Finance LLC
4.50% due 03/31/21	398,995	398,995
Ipreo Holdings
4.25% due 08/06/21	400,000	396,500
MergerMarket Ltd.
4.50% due 02/04/21	346,500	336,105
National Vision, Inc.
4.00% due 03/12/21	200,000	197,584
OneSky
7.50% due 06/03/19[1]	100,000	103,000
BBB Industries, LLC
4.18% due 10/17/19[1]	94,107	82,050
Total Consumer, Cyclical		4,686,446
Financial - 4.2%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	935,455	905,053
Magic Newco, LLC
12.00% due 06/12/19	700,000	761,250
Asurion Corp.
4.25% due 07/08/20	448,858	447,345
Intertrust Group
7.28% due 04/11/22	400,000	398,168
York Risk Services
4.75% due 10/01/21	379,048	377,467
Safe-Guard
6.25% due 08/19/21	343,250	341,534
Expert Global Solutions
8.50% due 04/03/18	271,984	271,189
Transunion Holding Co.
4.00% due 04/09/21	250,000	249,845
First Data Corp.
3.67% due 09/24/18	200,000	199,708
Trademonster
7.25% due 08/29/19†††	199,500	198,602
Total Financial		4,150,161
Consumer, Non-cyclical - 3.1%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	709,000	709,886
Dollar Tree, Inc.
4.25% due 03/09/22	600,000	606,084
NES Global Talent
6.50% due 10/03/19	608,349	577,932
Reddy Ice Holdings, Inc.
10.75% due 10/01/19[1]	530,000	402,800
CTI Foods Holding Co. LLC
8.25% due 06/28/21	350,000	343,875
Performance Food Group
6.25% due 11/14/19	245,625	245,829
Valeant Pharmaceuticals International, Inc.
4.00% due 03/11/22	141,566	142,161
Total Consumer, Non-cyclical		3,028,567
Communications - 2.6%
Avaya, Inc.
6.50% due 03/31/18	633,127	631,107
Cartrawler
4.25% due 04/29/21	EUR 550,000	589,022
Anaren, Inc.
9.25% due 08/18/21	500,000	495,000
Lions Gate Entertainment Corp.
5.00% due 03/11/22	400,000	400,332
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	247,500	248,208
Internet Brands
5.00% due 07/08/21	198,739	198,429
Total Communications		2,562,098
Utilities - 1.0%
Veresen Midstream LP
6.00% due 04/01/22	550,000	549,039
DLK Acquisitions BV
4.34% due 02/28/19†††,1	EUR 400,000	399,590
Total Utilities		948,629
Basic Materials - 0.7%
INEOS US Finance LLC
4.25% due 03/11/22	650,000	650,163
Energy - 0.2%
FTS International
5.75% due 04/16/21	218,182	168,410
Total Senior Floating Rate Interests
(Cost $27,401,545)		26,526,826

ASSET-BACKED SECURITIES†† - 0.6%
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/26[2,4]	600,000	569,760
Total Asset-Backed Securities
(Cost $571,956)		569,760

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS,0.43% due 05/09/46[2,4]	495,599	471,215
Total Collateralized Mortgage Obligations
(Cost $459,230)		471,215
Total Investments - 113.9%
(Cost $116,134,587)		$112,395,166
Other Assets & Liabilities, net - (13.9)%		(13,706,298)
Total Net Assets - 100.0%		$98,688,868

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation/ Depreciation
BNY Mellon	3,820,000	EUR	04/7/15	$4,209,616	$4,107,093	$102,523
BNY Mellon	1,950,000	GBP	04/7/15	2,944,731	2,893,242	51,489
BNY Mellon	120,000	AUD	04/7/15	93,248	91,362	1,886
BNY Mellon	150,000	CAD	04/7/15	120,177	118,432	1,745
						$157,643

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[3]	Perpetual maturity.
[4]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $43,180,771 (cost $43,355,779), or 43.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Security or a portion thereof is held as collateral for reverse repurchase aggreements.
[6]	The face amount is denominated in U.S Dollars, unless otherwise noted.
[7]	Security is in default of interest and/or principal obligations.
[8]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(3) securities is $2,300,440 (cost $2,467,477) or 2.3% of total net assets — See Note 7.

Plc ― Public Limited Company
REIT ―Real Estate Investment Trust

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2%
Financial - 33.2%
Endurance Specialty Holdings Ltd.	54,040	$3,304,005
Hanover Insurance Group, Inc.	44,959	3,263,124
Berkshire Hills Bancorp, Inc.	84,460	2,339,541
Apartment Investment & Management Co. — Class A	59,190	2,329,718
CubeSmart	90,686	2,190,067
Reinsurance Group of America, Inc. — Class A	23,375	2,178,316
Navigators Group, Inc.*	24,860	1,935,102
NorthStar Realty Finance Corp.	97,440	1,765,613
Sun Communities, Inc.	25,675	1,713,036
Horace Mann Educators Corp.	49,410	1,689,822
Camden Property Trust	21,480	1,678,232
Chatham Lodging Trust	55,800	1,641,078
OFG Bancorp	98,408	1,606,018
Symetra Financial Corp.	63,360	1,486,426
Wintrust Financial Corp.	25,540	1,217,747
Cathay General Bancorp	35,000	995,750
Argo Group International Holdings Ltd.	19,198	962,780
Acacia Research Corp.	82,270	880,289
1st Source Corp.	26,721	858,546
Ocwen Financial Corp.*	78,190	645,068
BioMed Realty Trust, Inc.	21,630	490,136
Fulton Financial Corp.	30,702	378,863
Trustmark Corp.	12,920	313,698
Radian Group, Inc.	16,840	282,744
Total Financial		36,145,719
Consumer, Non-cyclical - 16.1%
Emergent Biosolutions, Inc.*	83,490	2,401,172
ABM Industries, Inc.	64,760	2,063,254
Invacare Corp.	83,700	1,624,617
Global Cash Access Holdings, Inc.*	203,780	1,552,804
Kindred Healthcare, Inc.	61,158	1,454,949
Aegerion Pharmaceuticals, Inc.*	33,800	884,546
Darling Ingredients, Inc.*	55,253	774,095
Great Lakes Dredge & Dock Corp.*	127,043	763,528
Navigant Consulting, Inc.*	57,430	744,293
Omega Protein Corp.*	52,700	721,463
Globus Medical, Inc. — Class A*	27,130	684,761
HealthSouth Corp.	14,520	644,107
Greatbatch, Inc.*	10,681	617,896
Depomed, Inc.*	27,309	611,995
ICU Medical, Inc.*	6,439	599,728
DeVry Education Group, Inc.	15,000	500,400
ICF International, Inc.*	7,938	324,267
IPC Healthcare, Inc.*	6,020	280,773
Grand Canyon Education, Inc.*	5,970	258,501
Total Consumer, Non-cyclical		17,507,149
Industrial - 14.4%
Covanta Holding Corp.	114,460	2,567,338
Orbital ATK, Inc.	25,323	1,940,501
Celadon Group, Inc.	68,003	1,851,041
PMFG, Inc.*	346,426	1,610,881
FLIR Systems, Inc.	37,190	1,163,303
Rofin-Sinar Technologies, Inc.*	44,930	1,088,654
Marten Transport Ltd.	46,788	1,085,482
Oshkosh Corp.	16,392	799,766
Gentex Corp.	36,750	672,525
Sterling Construction Company, Inc.*	121,838	550,708
Aegion Corp. — Class A*	29,508	532,619
LMI Aerospace, Inc.*	43,370	529,548
Rand Logistics, Inc.*	119,809	389,379
Energy Recovery, Inc.*	132,345	342,774
UTI Worldwide, Inc.*	27,140	333,822
Kirby Corp.*	3,480	261,174
Total Industrial		15,719,515
Technology - 12.8%
Diebold, Inc.	79,630	2,823,680
Maxwell Technologies, Inc.*	217,153	1,750,253
Silicon Graphics International Corp.*	191,510	1,664,222
ManTech International Corp. — Class A	40,380	1,370,497
KEYW Holding Corp.*	148,772	1,224,394
IXYS Corp.	97,936	1,206,572
Diodes, Inc.*	25,080	716,285
Brooks Automation, Inc.	60,840	707,569
Mercury Systems, Inc.*	45,480	707,214
Cree, Inc.*	17,060	605,459
IGATE Corp.*	8,190	349,385
IPG Photonics Corp.*	3,540	328,158
Teradyne, Inc.	14,040	264,654
Stratasys Ltd.*	4,660	245,955
Total Technology		13,964,297
Consumer, Cyclical - 8.5%
Papa Murphy's Holdings, Inc.*	133,280	2,417,700
International Speedway Corp. — Class A	47,010	1,532,996
Chico's FAS, Inc.	60,010	1,061,577
Ryland Group, Inc.	15,660	763,268
ScanSource, Inc.*	14,750	599,588
United Stationers, Inc.	13,480	552,545
Wendy's Co.	49,530	539,877
Iconix Brand Group, Inc.*	15,870	534,342
Crocs, Inc.*	40,750	481,258
Abercrombie & Fitch Co. — Class A	20,630	454,685
WESCO International, Inc.*	4,263	297,941
Total Consumer, Cyclical		9,235,777
Utilities - 4.3%
Laclede Group, Inc.	43,740	2,240,363
PICO Holdings, Inc.*	75,460	1,223,207
Avista Corp.	17,980	614,556
EnerNOC, Inc.*	33,160	378,024
Portland General Electric Co.	7,410	274,837
Total Utilities		4,730,987
Communications - 4.3%
DigitalGlobe, Inc.*	63,484	2,162,899
Finisar Corp.*	58,700	1,252,658
Scholastic Corp.	15,474	633,506
Liquidity Services, Inc.*	37,933	374,778
NETGEAR, Inc.*	7,670	252,190
Total Communications		4,676,031

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 99.2% (continued)
Energy - 3.2%
Patterson-UTI Energy, Inc.	62,260	$1,168,932
Superior Energy Services, Inc.	40,450	903,653
Oasis Petroleum, Inc.*	61,250	870,974
Sanchez Energy Corp.*	28,480	370,525
Resolute Energy Corp.*	215,960	121,672
Total Energy		3,435,756
Basic Materials - 2.4%
Olin Corp.	30,891	989,748
Landec Corp.*	39,924	556,940
Intrepid Potash, Inc.*	48,100	555,555
Luxfer Holdings plc ADR	37,830	505,787
Total Basic Materials		2,608,030
Total Common Stocks
(Cost $96,906,187)		108,023,261

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,[2]	116,667	341
Total Convertible Preferred Stocks
(Cost $111,410)		341

SHORT TERM INVESTMENTS† - 0.5%
Dreyfus Treasury Prime Cash Management Fund 0.00%	544,733	544,733
Total Short Term Investments
(Cost $544,733)		544,733
Total Investments - 99.7%
(Cost $97,562,330)		$108,568,335
Other Assets & Liabilities, net - 0.3%		304,910
Total Net Assets - 100.0%		$108,873,245

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Illiquid Security.
ADR ― American Depositary Receipt
plc ― Public Limited Company

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 98.9%
Financial - 30.8%
Hanover Insurance Group, Inc.	105,907	$7,686,730
Zions Bancorporation	274,960	7,423,920
Alleghany Corp.*	11,430	5,566,410
Reinsurance Group of America, Inc. — Class A	55,077	5,132,626
FirstMerit Corp.	238,389	4,543,694
Popular, Inc.*	118,980	4,091,721
American Financial Group, Inc.	63,330	4,062,620
Assured Guaranty Ltd.	119,940	3,165,217
Endurance Specialty Holdings Ltd.	51,196	3,130,123
Sun Communities, Inc.	42,010	2,802,907
Wintrust Financial Corp.	58,550	2,791,664
Kilroy Realty Corp.	36,630	2,790,108
CubeSmart	114,210	2,758,172
Apartment Investment & Management Co. — Class A	69,120	2,720,563
Camden Property Trust	33,920	2,650,170
NorthStar Realty Finance Corp.	140,890	2,552,927
Jones Lang LaSalle, Inc.	12,970	2,210,088
Symetra Financial Corp.	86,638	2,032,527
Trustmark Corp.	76,020	1,845,766
Ocwen Financial Corp.*	184,530	1,522,373
Alexandria Real Estate Equities, Inc.	14,880	1,458,835
BioMed Realty Trust, Inc.	55,970	1,268,280
Home Loan Servicing Solutions Ltd.	68,227	1,128,475
OFG Bancorp	64,155	1,047,010
Fulton Financial Corp.	71,463	881,853
UDR, Inc.	19,060	648,612
Chatham Lodging Trust	22,000	647,020
Total Financial		78,560,411
Consumer, Non-cyclical - 17.2%
MEDNAX, Inc.*	65,790	4,770,433
Hormel Foods Corp.	75,240	4,277,393
Bunge Ltd.	48,620	4,004,343
HealthSouth Corp.	88,550	3,928,078
Kindred Healthcare, Inc.	159,787	3,801,333
Navigant Consulting, Inc.*	242,217	3,139,132
Hologic, Inc.*	78,664	2,597,879
Quanta Services, Inc.*	90,930	2,594,233
ICF International, Inc.*	61,375	2,507,169
Darling Ingredients, Inc.*	130,108	1,822,813
DeVry Education Group, Inc.	53,147	1,772,984
Apollo Education Group, Inc. — Class A*	92,250	1,745,370
Globus Medical, Inc. — Class A*	66,150	1,669,626
Emergent Biosolutions, Inc.*	56,471	1,624,106
Ingredion, Inc.	20,320	1,581,302
IPC Healthcare, Inc.*	14,190	661,822
Aegerion Pharmaceuticals, Inc.*	24,047	629,310
Grand Canyon Education, Inc.*	13,880	601,004
Total Consumer, Non-cyclical		43,728,330
Industrial - 14.6%
Orbital ATK, Inc.	74,799	5,731,847
Covanta Holding Corp.	250,470	5,618,042
Sonoco Products Co.	110,490	5,022,875
Owens-Illinois, Inc.*	184,600	4,304,872
FLIR Systems, Inc.	135,870	4,250,014
Rock-Tenn Co. — Class A	50,180	3,236,610
Gentex Corp.	152,890	2,797,887
Oshkosh Corp.	53,870	2,628,317
Aegion Corp. — Class A*	70,525	1,272,976
Huntington Ingalls Industries, Inc.	8,285	1,161,143
UTI Worldwide, Inc.*	64,450	792,735
Kirby Corp.*	8,370	628,169
Total Industrial		37,445,487
Technology - 9.6%
Computer Sciences Corp.	90,650	5,917,633
IXYS Corp.	409,830	5,049,105
Diebold, Inc.	113,830	4,036,412
Maxwell Technologies, Inc.*	387,650	3,124,459
Cree, Inc.*	40,120	1,423,859
KEYW Holding Corp.*	133,680	1,100,186
IPG Photonics Corp.*	10,550	977,985
IGATE Corp.*	20,030	854,480
ManTech International Corp. — Class A	25,050	850,197
Teradyne, Inc.	33,380	629,213
Stratasys Ltd.*	11,040	582,691
Total Technology		24,546,220
Consumer, Cyclical - 8.5%
Visteon Corp.*	31,750	3,060,700
Chico's FAS, Inc.	155,340	2,747,964
Ryland Group, Inc.	48,810	2,378,999
Brown Shoe Company, Inc.	70,931	2,326,536
WESCO International, Inc.*	26,266	1,835,731
DR Horton, Inc.	57,570	1,639,594
Dolby Laboratories, Inc. — Class A	42,650	1,627,524
Wendy's Co.	117,510	1,280,859
United Stationers, Inc.	31,010	1,271,100
Iconix Brand Group, Inc.*	37,470	1,261,615
Steven Madden Ltd.*	30,734	1,167,892
Ascena Retail Group, Inc.*	56,870	825,184
Abercrombie & Fitch Co. — Class A	18,990	418,540
Total Consumer, Cyclical		21,842,238
Utilities - 8.0%
Pinnacle West Capital Corp.	68,390	4,359,862
AGL Resources, Inc.	64,740	3,214,341
Ameren Corp.	73,411	3,097,944
Westar Energy, Inc.	74,080	2,871,341
Great Plains Energy, Inc.	93,095	2,483,775
Black Hills Corp.	36,209	1,826,382
Avista Corp.	44,280	1,513,490
Portland General Electric Co.	17,630	653,897
EnerNOC, Inc.*	43,110	491,454
Total Utilities		20,512,486
Communications - 4.8%
DigitalGlobe, Inc.*	151,518	5,162,219
Scholastic Corp.	72,944	2,986,327
Finisar Corp.*	133,310	2,844,835
Liquidity Services, Inc.*	82,296	813,084
NETGEAR, Inc.*	18,070	594,142
Total Communications		12,400,607

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Energy - 3.1%
Sanchez Energy Corp.*	158,391	$2,060,667
Whiting Petroleum Corp.*	55,390	1,711,551
Patterson-UTI Energy, Inc.	82,430	1,547,623
Superior Energy Services, Inc.	69,192	1,545,749
Oasis Petroleum, Inc.*	70,360	1,000,519
Resolute Energy Corp.*	251,840	141,887
HydroGen Corp.*,†††,1	672,346	1
Total Energy		8,007,997
Basic Materials - 2.3%
Landec Corp.*	170,200	2,374,290
Olin Corp.	72,466	2,321,811
Intrepid Potash, Inc.*	112,560	1,300,068
Total Basic Materials		5,996,169
Total Common Stocks
(Cost $215,691,372)		253,039,945

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*, 2, 3	308,333	900
Total Convertible Preferred Stocks
(Cost $294,438)		900

SHORT TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Prime Cash Management Fund 0.00%	2,381,331	2,381,331
Total Short Term Investments
(Cost $2,381,331)		2,381,331
Total Investments - 99.8%
(Cost $218,367,141)		$255,422,176
Other Assets & Liabilities, net - 0.2%		558,186
Total Net Assets - 100.0%		$255,980,362

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Illiquid security.

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 15.1%
Consumer, Non-cyclical - 5.9%
West Pharmaceutical Services, Inc.	1,049	$63,160
HealthSouth Corp.	1,390	61,660
Isis Pharmaceuticals, Inc.*	880	56,030
PAREXEL International Corp.*	772	53,260
DexCom, Inc.*	842	52,491
Team Health Holdings, Inc.*	876	51,255
WEX, Inc.*	474	50,889
Deluxe Corp.	685	47,457
Molina Healthcare, Inc.*	705	47,440
Cepheid*	764	43,472
Chemed Corp.	340	40,596
NuVasive, Inc.*	854	39,275
Haemonetics Corp.*	862	38,721
Darling Ingredients, Inc.*	2,760	38,668
Select Medical Holdings Corp.	2,599	38,543
Cal-Maine Foods, Inc.	975	38,084
Air Methods Corp.*	807	37,598
United Natural Foods, Inc.*	478	36,825
Receptos, Inc.*	221	36,441
Puma Biotechnology, Inc.*	152	35,889
TreeHouse Foods, Inc.*	409	34,773
Thoratec Corp.*	806	33,763
Pacira Pharmaceuticals, Inc.*	380	33,763
WellCare Health Plans, Inc.*	368	33,657
Corporate Executive Board Co.	410	32,742
Lancaster Colony Corp.	342	32,548
Vector Group Ltd.	1,452	31,900
Amsurg Corp. — Class A*	493	30,329
OPKO Health, Inc.*	2,081	29,488
Exact Sciences Corp.*	1,277	28,120
Coca-Cola Bottling Company Consolidated	247	27,926
Cardtronics, Inc.*	742	27,899
Heartland Payment Systems, Inc.	595	27,876
ACADIA Pharmaceuticals, Inc.*	845	27,539
J&J Snack Foods Corp.	256	27,315
Agios Pharmaceuticals, Inc.*	282	26,593
STERIS Corp.	378	26,562
Anika Therapeutics, Inc.*	631	25,978
HMS Holdings Corp.*	1,625	25,107
EVERTEC, Inc.	1,148	25,095
Seaboard Corp.*	6	24,792
Synageva BioPharma Corp.*	249	24,285
Central Garden & Pet Co. — Class A*	2,267	24,076
Insulet Corp.*	707	23,578
Medicines Co.*	831	23,285
Theravance, Inc.	1,457	22,904
Surgical Care Affiliates, Inc.*	667	22,898
Landauer, Inc.	650	22,841
USANA Health Sciences, Inc.*	201	22,335
Andersons, Inc.	538	22,257
B&G Foods, Inc.	752	22,131
Inter Parfums, Inc.	646	21,073
IPC Healthcare, Inc.*	441	20,568
Revlon, Inc. — Class A*	496	20,435
Intrexon Corp.*	448	20,326
RPX Corp.*	1,410	20,290
Prestige Brands Holdings, Inc.*	473	20,287
Inovio Pharmaceuticals, Inc.*	2,484	20,269
Arena Pharmaceuticals, Inc.*	4,623	20,203
MannKind Corp.*	3,826	19,895
PDL BioPharma, Inc.	2,698	18,980
SP Plus Corp.*	864	18,878
Premier, Inc. — Class A*	499	18,752
Capital Senior Living Corp.*	717	18,599
Great Lakes Dredge & Dock Corp.*	3,027	18,192
Affymetrix, Inc.*	1,443	18,124
Array BioPharma, Inc.*	2,439	17,975
Advisory Board Co.*	333	17,742
Medifast, Inc.*	584	17,502
Huron Consulting Group, Inc.*	264	17,464
Genesis Healthcare, Inc.*	2,420	17,230
Healthways, Inc.*	845	16,647
Boulder Brands, Inc.*	1,735	16,535
Alliance HealthCare Services, Inc.*	728	16,147
Genomic Health, Inc.*	521	15,917
Nektar Therapeutics*	1,385	15,235
Ophthotech Corp.*	327	15,215
Celldex Therapeutics, Inc.*	529	14,743
Bluebird Bio, Inc.*	103	12,439
Total Consumer, Non-cyclical		2,257,771
Technology - 2.7%
MAXIMUS, Inc.	913	60,951
Aspen Technology, Inc.*	1,410	54,271
SS&C Technologies Holdings, Inc.	762	47,473
Ultimate Software Group, Inc.*	248	42,149
Guidewire Software, Inc.*	793	41,720
Verint Systems, Inc.*	670	41,493
ACI Worldwide, Inc.*	1,906	41,284
Microsemi Corp.*	1,091	38,622
Dealertrack Technologies, Inc.*	986	37,981
Entegris, Inc.*	2,669	36,539
Integrated Device Technology, Inc.*	1,824	36,516
Cavium, Inc.*	511	36,189
MedAssets, Inc.*	1,843	34,685
Science Applications International Corp.	670	34,405
Syntel, Inc.*	654	33,831
Cypress Semiconductor Corp.	2,215	31,254
Acxiom Corp.*	1,676	30,989
Silicon Laboratories, Inc.*	591	30,005
Rambus, Inc.*	2,267	28,508
CSG Systems International, Inc.	936	28,445
Blackbaud, Inc.	588	27,859
IGATE Corp.*	616	26,279
Quality Systems, Inc.	1,638	26,175
Unisys Corp.*	1,014	23,535
PMC-Sierra, Inc.*	2,415	22,411
Diodes, Inc.*	730	20,849
Sykes Enterprises, Inc.*	786	19,532
TeleTech Holdings, Inc.	750	19,088

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 15.1% (continued)
Technology - 2.7% (continued)
Cornerstone OnDemand, Inc.*	636	$18,374
Take-Two Interactive Software, Inc.*	713	18,149
Brooks Automation, Inc.	1,543	17,945
Cabot Microelectronics Corp.*	353	17,639
Applied Micro Circuits Corp.*	3,297	16,815
Total Technology		1,041,960
Industrial - 2.6%
FEI Co.	686	52,369
Belden, Inc.	521	48,745
CLARCOR, Inc.	711	46,969
Woodward, Inc.	903	46,062
HEICO Corp.	690	42,139
Hillenbrand, Inc.	1,331	41,088
Curtiss-Wright Corp.	460	34,013
Teledyne Technologies, Inc.*	318	33,941
EnerSys	527	33,854
Swift Transportation Co. — Class A*	1,233	32,082
Moog, Inc. — Class A*	402	30,170
Harsco Corp.	1,710	29,514
Rexnord Corp.*	1,099	29,333
ArcBest Corp.	665	25,197
MasTec, Inc.*	1,295	24,994
TAL International Group, Inc.	607	24,723
Watts Water Technologies, Inc. — Class A	447	24,598
Mueller Water Products, Inc. — Class A	2,429	23,926
TriMas Corp.*	777	23,924
Hyster-Yale Materials Handling, Inc.	318	23,306
Kaman Corp.	545	23,124
Advanced Energy Industries, Inc.*	877	22,504
Albany International Corp. — Class A	562	22,340
Blount International, Inc.*	1,533	19,745
Coherent, Inc.*	299	19,423
Altra Industrial Motion Corp.	696	19,237
CIRCOR International, Inc.	349	19,090
Aegion Corp. — Class A*	1,056	19,061
YRC Worldwide, Inc.*	1,031	18,517
AZZ, Inc.	395	18,403
EnPro Industries, Inc.	273	18,004
Raven Industries, Inc.	879	17,984
Plexus Corp.*	435	17,735
NCI Building Systems, Inc.*	1,026	17,729
Cubic Corp.	342	17,705
Graphic Packaging Holding Co.	1,211	17,608
Aerovironment, Inc.*	655	17,364
Total Industrial		996,520
Consumer, Cyclical - 1.9%
Tenneco, Inc.*	1,147	65,862
JetBlue Airways Corp.*	2,946	56,710
Dana Holding Corp.	2,594	54,889
Vail Resorts, Inc.	494	51,089
Casey's General Stores, Inc.	549	49,465
Wolverine World Wide, Inc.	1,472	49,238
American Axle & Manufacturing Holdings, Inc.*	1,821	47,036
PriceSmart, Inc.	550	46,739
Steelcase, Inc. — Class A	2,207	41,801
Bloomin' Brands, Inc.	1,469	35,741
HNI Corp.	622	34,316
Hawaiian Holdings, Inc.*	1,471	32,399
DineEquity, Inc.	284	30,391
Herman Miller, Inc.	1,055	29,287
Wabash National Corp.*	1,719	24,238
Meritor, Inc.*	1,582	19,949
Tower International, Inc.*	727	19,338
Abercrombie & Fitch Co. — Class A	856	18,866
TiVo, Inc.*	1,581	16,774
Total Consumer, Cyclical		724,128
Communications - 1.3%
Qorvo, Inc.*	865	68,941
Anixter International, Inc.*	638	48,572
j2 Global, Inc.	636	41,772
InterDigital, Inc.	775	39,323
ViaSat, Inc.*	462	27,540
Polycom, Inc.*	2,011	26,947
Ciena Corp.*	1,242	23,983
West Corp.	685	23,105
WebMD Health Corp. — Class A*	509	22,312
Ixia*	1,636	19,845
Comverse, Inc.*	988	19,464
Web.com Group, Inc.*	1,013	19,196
Extreme Networks, Inc.*	6,007	18,982
Harmonic, Inc.*	2,500	18,525
Travelzoo, Inc.*	1,866	17,988
ADTRAN, Inc.	887	16,560
Bankrate, Inc.*	1,268	14,379
Sonus Networks, Inc.*	1,224	9,645
Total Communications		477,079
Energy - 0.5%
SemGroup Corp. — Class A	445	36,196
REX American Resources Corp.*	409	24,871
Clayton Williams Energy, Inc.*	426	21,568
EXCO Resources, Inc.	9,966	18,239
W&T Offshore, Inc.	3,538	18,079
Bonanza Creek Energy, Inc.*	679	16,744
ION Geophysical Corp.*	7,438	16,140
Western Refining, Inc.	255	12,594
Carrizo Oil & Gas, Inc.*	250	12,413
Total Energy		176,844
Financial - 0.2%
Blackhawk Network Holdings, Inc.*	1,086	38,846
Aircastle Ltd.	1,371	30,793
Total Financial		69,639
Utilities - 0.0%
EnerNOC, Inc.*	1,522	17,351
Total Common Stocks
(Cost $5,429,256)		5,761,292

MUTUAL FUNDS†, [1] - 66.6%
Guggenheim Strategy Fund I	371,826	9,258,463

Series X (StylePlus—Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
MUTUAL FUNDS†,1 - 66.6% (continued)
Guggenheim Variable Insurance Strategy Fund III	345,388	$8,620,886
Guggenheim Strategy Fund II	234,086	5,831,089
Guggenheim Strategy Fund III	68,618	1,712,028
Total Mutual Funds
(Cost $25,410,973)		25,422,466

SHORT TERM INVESTMENTS† - 4.7%
Dreyfus Treasury Prime Cash Management Fund 0.00%	1,807,706	1,807,706
Total Short Term Investments
(Cost $1,807,706)		1,807,706

	Face Amount
ASSET-BACKED SECURITIES†† - 10.8%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.00% due 08/01/22[2,3]	$500,000	500,750
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/21[2,3]	500,000	498,050
Brentwood CLO Corp.
2006-1A, 1.07% due 02/01/22[2,3]	250,000	237,325
2006-1A, 0.52% due 02/01/22[2,3]	213,328	210,298
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[2,3]	333,134	326,904
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[2,3]	312,929	310,395
Salus CLO Ltd.
2013-1AN, 2.48% due 03/05/21[2,3]	270,000	270,324
Symphony CLO VII Ltd.
2011-7A, 3.46% due 07/28/21[2,3]	250,000	249,700
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.64% due 04/17/21[2,3]	250,000	246,775
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/17[2,3]	250,000	244,725
Race Point IV CLO Ltd.
2007-4A, 1.00% due 08/01/21[2,3]	250,000	243,150
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/19[2,3]	250,000	240,050
Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/21[2,3]	183,879	182,298
OFSI Fund V Ltd.
2013-5A, 3.46% due 04/17/25[2,3]	150,000	148,155
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[2,3]	130,623	129,669
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.81% due 11/05/41[2,3]	30,754	30,607
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.56% due 12/20/18[2,3]	22,385	22,324
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[2,3]	18,131	18,021
Total Asset-Backed Securities
(Cost $4,023,951)		4,109,520

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/46[2,3]	330,399	314,144
Total Collateralized Mortgage Obligations
(Cost $290,991)		314,144
Total Investments - 98.0%
(Cost $36,962,877)		$37,415,128
Other Assets & Liabilities, net - 2.0%		750,887
Total Net Assets - 100.0%		$38,166,015

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $304,040)	2	$8,383
June 2015 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $249,840)	2	7,764
(Total Aggregate Value of Contracts $553,880)		$16,147

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America April 2015 Russell 2000 Growth Index Swap, Terminating 04/30/15[4] (Notional Value $31,400,017)	40,843	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $4,423,664 (cost $4,314,942), or 11.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
plc ― Public Limited Company

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 15.0%
Consumer, Non-cyclical - 5.1%
PepsiCo, Inc.	1,370	$130,999
Coca-Cola Co.	2,685	108,877
AbbVie, Inc.	1,688	98,815
Amgen, Inc.	617	98,627
Express Scripts Holding Co.*	1,041	90,328
Kraft Foods Group, Inc.	969	84,414
General Mills, Inc.	1,422	80,485
Kimberly-Clark Corp.	704	75,405
McKesson Corp.	332	75,099
Gilead Sciences, Inc.*	754	73,990
Stryker Corp.	739	68,172
Aetna, Inc.	625	66,581
Boston Scientific Corp.*	3,549	62,995
Cigna Corp.	484	62,649
Procter & Gamble Co.	761	62,356
Baxter International, Inc.	890	60,965
Archer-Daniels-Midland Co.	1,280	60,672
AmerisourceBergen Corp. — Class A	529	60,131
Kroger Co.	742	56,882
Kellogg Co.	807	53,222
HCA Holdings, Inc.*	707	53,188
Merck & Company, Inc.	919	52,824
Philip Morris International, Inc.	688	51,827
Cardinal Health, Inc.	540	48,746
Automatic Data Processing, Inc.	472	40,422
Actavis plc*	131	38,988
Johnson & Johnson	341	34,305
Mylan N.V.*	568	33,711
Vertex Pharmaceuticals, Inc.*	281	33,150
Becton Dickinson and Co.	118	16,944
Total Consumer, Non-cyclical		1,935,769
Technology - 3.3%
Apple, Inc.	3,027	376,649
Microsoft Corp.	4,026	163,677
International Business Machines Corp.	849	136,265
Oracle Corp.	2,584	111,500
Micron Technology, Inc.*	2,492	67,608
Intel Corp.	1,993	62,321
EMC Corp.	2,152	55,005
QUALCOMM, Inc.	749	51,936
Texas Instruments, Inc.	827	47,292
salesforce.com, Inc.*	690	46,099
Adobe Systems, Inc.*	547	40,445
Accenture plc — Class A	412	38,600
Applied Materials, Inc.	1,414	31,900
Total Technology		1,229,297
Industrial - 2.3%
Boeing Co.	718	107,758
Emerson Electric Co.	1,183	66,981
FedEx Corp.	401	66,346
Caterpillar, Inc.	772	61,783
United Parcel Service, Inc. — Class B	618	59,909
Norfolk Southern Corp.	572	58,871
Waste Management, Inc.	1,080	58,568
Deere & Co.	667	58,489
Corning, Inc.	2,577	58,446
3M Co.	347	57,238
Honeywell International, Inc.	522	54,450
Union Pacific Corp.	408	44,190
United Technologies Corp.	307	35,980
Lockheed Martin Corp.	130	26,385
Cummins, Inc.	163	22,598
Thermo Fisher Scientific, Inc.	135	18,136
Total Industrial		856,128
Communications - 1.8%
Comcast Corp. — Class A	1,956	110,455
Google, Inc. — Class C*	195	106,860
eBay, Inc.*	1,606	92,635
Amazon.com, Inc.*	182	67,722
Walt Disney Co.	577	60,521
Twitter, Inc.*	1,026	51,382
Verizon Communications, Inc.	1,031	50,138
LinkedIn Corp. — Class A*	178	44,475
Viacom, Inc. — Class B	582	39,751
CBS Corp. — Class B	483	29,284
Facebook, Inc. — Class A*	349	28,693
Total Communications		681,916
Consumer, Cyclical - 1.6%
PACCAR, Inc.	1,097	69,265
Macy's, Inc.	1,063	68,999
CVS Health Corp.	650	67,087
Wal-Mart Stores, Inc.	782	64,319
Walgreens Boots Alliance, Inc.	624	52,840
Target Corp.	611	50,145
United Continental Holdings, Inc.*	698	46,941
Delta Air Lines, Inc.	970	43,611
Southwest Airlines Co.	805	35,662
Hilton Worldwide Holdings, Inc.*	1,157	34,270
Johnson Controls, Inc.	665	33,543
Home Depot, Inc.	230	26,130
American Airlines Group, Inc.	462	24,384
Total Consumer, Cyclical		617,196
Energy - 0.7%
Valero Energy Corp.	1,054	67,055
Anadarko Petroleum Corp.	735	60,866
Schlumberger Ltd.	578	48,229
EOG Resources, Inc.	315	28,882
Noble Energy, Inc.	385	18,827
National Oilwell Varco, Inc.	376	18,796
Halliburton Co.	405	17,771
Total Energy		260,426
Financial - 0.2%
Visa, Inc. — Class A	884	57,822
Total Common Stocks
(Cost $5,204,357)		5,638,554

MUTUAL FUNDS†,[1] - 70.5%
Guggenheim Strategy Fund I	373,782	9,307,164
Guggenheim Variable Insurance Strategy Fund III	325,033	8,112,830
Guggenheim Strategy Fund II	282,510	7,037,320
Guggenheim Strategy Fund III	82,995	2,070,731
Total Mutual Funds
(Cost $26,524,677)		26,528,045

Series Y (StylePlus—Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
SHORT TERM INVESTMENTS† - 2.5%
Dreyfus Treasury Prime Cash Management Fund 0.00%	949,844	$949,844
Total Short Term Investments
(Cost $949,844)		949,844

	Face Amount
ASSET-BACKED SECURITIES†† - 10.2%
Goldman Sachs Asset Management CLO plc
2007-1A, 3.00% due 08/01/22[2,3]	$500,000	500,750
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/21[2,3]	500,000	498,050
Brentwood CLO Corp.
2006-1A, 1.07% due 02/01/22[2,3]	250,000	237,325
2006-1A, 0.52% due 02/01/22[2,3]	195,550	192,774
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[2,3]	333,134	326,904
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[2,3]	281,637	279,355
Symphony CLO VII Ltd.
2011-7A, 3.46% due 07/28/21[2,3]	250,000	249,700
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.64% due 04/17/21[2,3]	250,000	246,775
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/17[2,3]	250,000	244,725
Race Point IV CLO Ltd.
2007-4A, 1.00% due 08/01/21[2,3]	250,000	243,150
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/19[2,3]	250,000	240,050
Salus CLO Ltd.
2013-1AN, 2.48% due 03/05/21[2,3]	230,000	230,276
Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/21[2,3]	183,879	182,298
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[2,3]	117,561	116,702
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.56% due 12/20/18[2,3]	16,789	16,743
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[2,3]	16,318	16,219
Total Asset-Backed Securities
(Cost $3,737,505)		3,821,796

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.8%
SRERS-2011 Funding Ltd.
2011- RS, 0.43% due 05/09/46[2,3]	330,399	314,144
Total Collateralized Mortgage Obligations
(Cost $290,991)		314,144
Total Investments - 99.0%
(Cost $36,707,374)		$37,252,383
Other Assets & Liabilities, net - 1.0%		384,444
Total Net Assets - 100.0%		$37,636,827

	Contracts	Unrealized Gain/(Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $308,925)	3	$4,115
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $173,130)	2	1,060
(Total Aggregate Value of Contracts $482,055)		$5,175

Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International May 2015 Russell 1000 Growth Index Swap, Terminating 05/05/15[4] (Notional Value $31,299,949)	31,474	$—

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2015.
[3]
Security is a 144A or Section 4(a)(2) security.  The total market value of 144A or Section 4(a)(2) securities is $4,135,940 (cost $4,028,496), or 11.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[4]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate.
plc ― Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 87.0%
Consumer, Non-cyclical - 31.2%
ConAgra Foods, Inc.	5,822	$212,677
Merck & Company, Inc.	3,205	184,223
DaVita HealthCare Partners, Inc.*	1,975	160,528
Quest Diagnostics, Inc.	1,976	151,856
Ingredion, Inc.	1,947	151,516
Anthem, Inc.	955	147,461
Molson Coors Brewing Co. — Class B	1,875	139,594
Coca-Cola Enterprises, Inc.	3,096	136,843
Baxter International, Inc.	1,991	136,383
UnitedHealth Group, Inc.	1,064	125,861
HCA Holdings, Inc.*	1,614	121,421
Aetna, Inc.	1,101	117,290
Gilead Sciences, Inc.	1,180	115,794
Pfizer, Inc.	3,304	114,946
PepsiCo, Inc.	1,180	112,832
Cigna Corp.	866	112,095
Campbell Soup Co.	2,298	106,972
Humana, Inc.	576	102,540
Omnicare, Inc.	1,280	98,637
Epizyme, Inc.*	4,898	91,984
Universal Health Services, Inc. — Class B	764	89,930
ManpowerGroup, Inc.	996	85,805
United Rentals, Inc.*	844	76,939
Dr Pepper Snapple Group, Inc.	942	73,928
SUPERVALU, Inc.*	6,192	72,013
Magellan Health, Inc.*	946	66,996
Eli Lilly & Co.	911	66,184
JM Smucker Co.	555	64,230
Tekmira Pharmaceuticals Corp.*	3,521	61,477
Molina Healthcare, Inc.*	904	60,830
Amgen, Inc.	373	59,624
MEDNAX, Inc.*	799	57,935
Coca-Cola Co.	1,414	57,338
Cardinal Health, Inc.	635	57,321
Varian Medical Systems, Inc.*	597	56,172
H&R Block, Inc.	1,740	55,802
Darling Ingredients, Inc.*	3,885	54,429
Hershey Co.	514	51,868
Centene Corp.*	730	51,604
Select Medical Holdings Corp.	3,391	50,289
United Therapeutics Corp.*	288	49,661
Halyard Health, Inc.*	1,009	49,643
Health Net, Inc.*	805	48,694
Andersons, Inc.	1,148	47,493
Cal-Maine Foods, Inc.	1,213	47,380
LifePoint Hospitals, Inc.*	633	46,494
Sanderson Farms, Inc.	581	46,277
Hill-Rom Holdings, Inc.	943	46,207
Chemed Corp.	381	45,491
Stryker Corp.	491	45,295
Total System Services, Inc.	1,185	45,208
Patterson Companies, Inc.	901	43,960
Medifast, Inc.*	1,420	42,557
Total Consumer, Non-cyclical		4,516,527
Industrial - 15.3%
Emerson Electric Co.	2,574	145,740
Fluor Corp.	2,497	142,728
Joy Global, Inc.	2,690	105,394
Energizer Holdings, Inc.	658	90,837
AGCO Corp.	1,851	88,181
Parker-Hannifin Corp.	733	87,066
CSX Corp.	2,459	81,442
Oshkosh Corp.	1,644	80,211
Norfolk Southern Corp.	770	79,248
Terex Corp.	2,933	77,988
Jacobs Engineering Group, Inc.*	1,635	73,837
ITT Corp.	1,818	72,556
Timken Co.	1,667	70,247
Kirby Corp.*	935	70,172
Kennametal, Inc.	2,036	68,593
Jabil Circuit, Inc.	2,794	65,324
Con-way, Inc.	1,415	62,444
Avnet, Inc.	1,383	61,544
Triumph Group, Inc.	994	59,361
Stanley Black & Decker, Inc.	602	57,407
Deere & Co.	627	54,982
Arrow Electronics, Inc.*	828	50,632
Trinity Industries, Inc.	1,407	49,963
Sanmina Corp.*	1,991	48,162
Tech Data Corp.*	820	47,371
Waters Corp.*	378	46,993
Raytheon Co.	420	45,885
TE Connectivity Ltd.	623	44,619
Actuant Corp. — Class A	1,850	43,919
Valmont Industries, Inc.	352	43,254
Lincoln Electric Holdings, Inc.	653	42,700
Union Pacific Corp.	386	41,808
Total Industrial		2,200,608
Technology - 12.7%
Intel Corp.	5,249	164,136
International Business Machines Corp.	996	159,858
Micron Technology, Inc.*	5,367	145,607
NetApp, Inc.	4,011	142,229
SanDisk Corp.	2,087	132,775
EMC Corp.	4,221	107,889
Seagate Technology plc	1,998	103,956
Hewlett-Packard Co.	3,226	100,522
Microsoft Corp.	2,420	98,385
Pitney Bowes, Inc.	3,901	90,971
Oracle Corp.	2,081	89,796
Xilinx, Inc.	1,772	74,956
Accenture plc — Class A	785	73,547
QUALCOMM, Inc.	951	65,942
Apple, Inc.	433	53,878
KLA-Tencor Corp.	920	53,627
Lexmark International, Inc. — Class A	1,188	50,300
CACI International, Inc. — Class A*	510	45,859
Texas Instruments, Inc.	779	44,547
MKS Instruments, Inc.	1,269	42,905
Total Technology		1,841,685

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS† - 87.0% (continued)
Utilities - 9.6%
Edison International	2,267	$141,620
DTE Energy Co.	1,598	128,943
PPL Corp.	3,352	112,828
American Electric Power Company, Inc.	1,994	112,163
PG&E Corp.	2,042	108,369
AGL Resources, Inc.	2,041	101,335
National Fuel Gas Co.	1,437	86,694
OGE Energy Corp.	2,534	80,100
Questar Corp.	2,820	67,285
Vectren Corp.	1,518	67,005
Global Partners, LP	1,915	66,642
MDU Resources Group, Inc.	2,923	62,377
UGI Corp.	1,879	61,237
Great Plains Energy, Inc.	1,971	52,586
PNM Resources, Inc.	1,622	47,362
NextEra Energy, Inc.	445	46,302
Westar Energy, Inc.	1,183	45,853
Total Utilities		1,388,701
Financial - 8.3%
Brixmor Property Group, Inc.	5,453	144,777
Hartford Financial Services Group, Inc.	3,159	132,110
Aflac, Inc.	1,865	119,379
Prudential Financial, Inc.	1,285	103,198
American International Group, Inc.	1,741	95,389
MetLife, Inc.	1,637	82,750
Nationstar Mortgage Holdings, Inc.*	2,695	66,755
Principal Financial Group, Inc.	1,190	61,130
Assurant, Inc.	899	55,208
Berkshire Hathaway, Inc. — Class B*	369	53,254
Regions Financial Corp.	5,551	52,457
Loews Corp.	1,284	52,426
TCF Financial Corp.	3,113	48,936
ProAssurance Corp.	1,057	48,527
Charles Schwab Corp.	1,518	46,208
Northern Trust Corp.	653	45,481
Total Financial		1,207,985
Consumer, Cyclical - 4.4%
Wal-Mart Stores, Inc.	2,737	225,117
CVS Health Corp.	976	100,733
PACCAR, Inc.	1,416	89,406
Ingram Micro, Inc. — Class A*	2,571	64,584
Dana Holding Corp.	2,736	57,894
Costco Wholesale Corp.	343	51,963
WW Grainger, Inc.	193	45,511
Total Consumer, Cyclical		635,208
Communications - 3.2%
Time Warner, Inc.	1,252	105,719
Scripps Networks Interactive, Inc. — Class A	1,062	72,811
General Communication, Inc. — Class A*	4,274	67,358
VeriSign, Inc.*	977	65,430
Viacom, Inc. — Class B	906	61,880
NETGEAR, Inc.*	1,406	46,229
Cablevision Systems Corp. — Class A	2,368	43,334
Total Communications		462,761
Energy - 1.6%
ConocoPhillips	1,041	64,813
Chevron Corp.	608	63,828
Marathon Oil Corp.	2,040	53,264
Anadarko Petroleum Corp.	643	53,247
Total Energy		235,152
Basic Materials - 0.7%
United States Steel Corp.	2,016	49,191
Nucor Corp.	963	45,771
Total Basic Materials		94,962
Total Common Stocks
(Cost $12,558,808)		12,583,589

EXCHANGE-TRADED FUNDS†† - %
Irish Bank Resolution Corporation Ltd.	16,638	–
Total Exchange-Traded Funds
(Cost $101,261)		–

SHORT TERM INVESTMENTS† - 1.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.00%	188,509	188,509
Total Short Term Investments
(Cost $188,509)		188,509
Total Investments - 88.3%
(Cost $12,848,578)		$12,772,098

COMMON STOCKS SOLD SHORT† - (71.4)%
Midstream Oil - 0.0%
Magellan Midstream Partners, LP	46	(3,529)
Utilities - (0.8)%
NiSource, Inc.	1,251	(55,244)
Dominion Resources, Inc.	788	(55,846)
Total Utilities		(111,090)
Energy - (2.0)%
Crestwood Equity Partners, LP	268	(1,608)
Rose Rock Midstream, LP	59	(2,803)
Holly Energy Partners, LP	92	(2,892)
NuStar GP Holdings LLC	123	(4,354)
Tesoro Logistics, LP	124	(6,671)
Genesis Energy, LP	192	(9,024)
ONEOK, Inc.	320	(15,437)
SemGroup Corp. — Class A	190	(15,455)
Williams Companies, Inc.	319	(16,138)
Gulfport Energy Corp.*	1,103	(50,639)
Exterran Holdings, Inc.	1,549	(52,000)
Marathon Petroleum Corp.	533	(54,574)
Spectra Energy Corp.	1,680	(60,765)
Total Energy		(292,360)
Technology - (3.6)%
CommVault Systems, Inc.*	941	(41,122)
Intuit, Inc.	463	(44,892)
Allscripts Healthcare Solutions, Inc.*	3,793	(45,364)
Akamai Technologies, Inc.*	648	(46,037)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (71.4)% (continued)
Technology - (3.6)% (continued)
Ultimate Software Group, Inc.*	275	$(46,738)
Cognizant Technology Solutions Corp. — Class A*	839	(52,345)
Bottomline Technologies de, Inc.*	1,962	(53,700)
Cerner Corp.*	797	(58,389)
Solera Holdings, Inc.	1,144	(59,099)
Adobe Systems, Inc.*	977	(72,239)
Total Technology		(519,925)
Communications - (3.9)%
Walt Disney Co.	428	(44,893)
ViaSat, Inc.*	887	(52,874)
Nielsen N.V.	1,459	(65,028)
Fortinet, Inc.*	1,990	(69,550)
Priceline Group, Inc.*	64	(74,506)
Facebook, Inc. — Class A*	1,212	(99,645)
Amazon.com, Inc.*	409	(152,188)
Total Communications		(558,684)
Basic Materials - (5.8)%
HB Fuller Co.	1,025	(43,942)
Dow Chemical Co.	940	(45,101)
RPM International, Inc.	1,174	(56,340)
Allegheny Technologies, Inc.	2,066	(62,001)
Eastman Chemical Co.	907	(62,819)
Minerals Technologies, Inc.	886	(64,767)
Cytec Industries, Inc.	1,272	(68,739)
Valspar Corp.	821	(68,989)
Praxair, Inc.	606	(73,168)
Ashland, Inc.	650	(82,751)
Ecolab, Inc.	765	(87,500)
Compass Minerals International, Inc.	1,251	(116,606)
Total Basic Materials		(832,723)
Industrial - (8.2)%
Martin Midstream Partners, LP	24	(851)
Greif, Inc. — Class A	1,092	(42,883)
Graco, Inc.	595	(42,935)
CH Robinson Worldwide, Inc.	611	(44,737)
Allegion plc	773	(47,284)
Kansas City Southern	478	(48,794)
Knight Transportation, Inc.	1,547	(49,891)
B/E Aerospace, Inc.	804	(51,150)
UTI Worldwide, Inc.*	4,557	(56,052)
TimkenSteel Corp.	2,193	(58,049)
Lennox International, Inc.	521	(58,190)
Pall Corp.	580	(58,226)
Packaging Corporation of America	854	(66,774)
AMETEK, Inc.	1,305	(68,565)
Roper Industries, Inc.	400	(68,800)
Louisiana-Pacific Corp.*	4,397	(72,594)
Bemis Company, Inc.	1,623	(75,161)
General Electric Co.	3,200	(79,392)
Stericycle, Inc.*	568	(79,764)
Sealed Air Corp.	2,180	(99,321)
Total Industrial		(1,169,413)
Consumer, Non-cyclical - (8.3)%
Alkermes plc*	422	(25,729)
ACADIA Pharmaceuticals, Inc.*	796	(25,942)
Repligen Corp.*	913	(27,719)
Halozyme Therapeutics, Inc.*	1,975	(28,203)
Ultragenyx Pharmaceutical, Inc.*	464	(28,810)
Neurocrine Biosciences, Inc.*	743	(29,505)
Alnylam Pharmaceuticals, Inc.*	285	(29,760)
Biogen, Inc.*	74	(31,246)
Incyte Corp.*	343	(31,439)
NewLink Genetics Corp.*	586	(32,060)
Medivation, Inc.*	249	(32,138)
Anacor Pharmaceuticals, Inc.*	580	(33,553)
Insmed, Inc.*	1,724	(35,859)
Bluebird Bio, Inc.*	310	(37,439)
Receptos, Inc.*	242	(39,903)
Brown-Forman Corp. — Class B	497	(44,904)
Avery Dennison Corp.	854	(45,185)
Church & Dwight Company, Inc.	531	(45,358)
Monro Muffler Brake, Inc.	720	(46,836)
WhiteWave Foods Co. — Class A*	1,082	(47,976)
Perrigo Company plc	330	(54,632)
Robert Half International, Inc.	970	(58,704)
Cooper Companies, Inc.	323	(60,537)
Akorn, Inc.*	1,319	(62,666)
Equifax, Inc.	691	(64,263)
Endo International plc*	746	(66,916)
Edwards Lifesciences Corp.*	487	(69,378)
McGraw Hill Financial, Inc.	814	(84,168)
Total Consumer, Non-cyclical		(1,220,828)
Consumer, Cyclical - (15.9)%
Polaris Industries, Inc.	294	(41,483)
Home Depot, Inc.	392	(44,535)
Johnson Controls, Inc.	893	(45,043)
Ross Stores, Inc.	430	(45,305)
Texas Roadhouse, Inc. — Class A	1,267	(46,157)
Leggett & Platt, Inc.	1,005	(46,320)
Domino's Pizza, Inc.	464	(46,655)
Fastenal Co.	1,131	(46,863)
L Brands, Inc.	512	(48,276)
Cinemark Holdings, Inc.	1,079	(48,631)
G-III Apparel Group Ltd.*	434	(48,890)
World Fuel Services Corp.	863	(49,605)
Carter's, Inc.	557	(51,506)
Meritage Homes Corp.*	1,060	(51,558)
Marriott International, Inc. — Class A	651	(52,288)
Whirlpool Corp.	263	(53,142)
Standard Pacific Corp.*	5,907	(53,163)
American Eagle Outfitters, Inc.	3,115	(53,204)
Mohawk Industries, Inc.*	291	(54,053)
VF Corp.	722	(54,374)
Tractor Supply Co.	644	(54,779)
Signet Jewelers Ltd.	397	(55,100)
Buffalo Wild Wings, Inc.*	312	(56,547)
Lithia Motors, Inc. — Class A	574	(57,061)
Carnival Corp.	1,225	(58,604)
Thor Industries, Inc.	938	(59,291)
Kate Spade & Co.*	1,947	(65,011)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

	Shares	Value
COMMON STOCKS SOLD SHORT† - (71.4)% (continued)
Consumer, Cyclical - (15.9)% (continued)
O'Reilly Automotive, Inc.*	322	$(69,629)
Harman International Industries, Inc.	529	(70,690)
Pinnacle Entertainment, Inc.*	2,024	(73,046)
NIKE, Inc. — Class B	766	(76,853)
Skechers U.S.A., Inc. — Class A*	1,088	(78,238)
DR Horton, Inc.	2,835	(80,741)
Yum! Brands, Inc.	1,048	(82,498)
Jarden Corp.*	1,654	(87,497)
Hanesbrands, Inc.	2,832	(94,901)
Royal Caribbean Cruises Ltd.	1,200	(98,220)
Cabela's, Inc.*	1,790	(100,204)
Total Consumer, Cyclical		(2,299,961)
Financial - (22.9)%
PennyMac Financial Services, Inc. — Class A*	255	(4,327)
Dime Community Bancshares, Inc.	455	(7,326)
Essent Group Ltd.*	556	(13,294)
Capitol Federal Financial, Inc.	1,067	(13,338)
MGIC Investment Corp.*	1,611	(15,514)
Equity One, Inc.	1,060	(28,291)
Boston Private Financial Holdings, Inc.	3,622	(44,007)
Iron Mountain, Inc.	1,223	(44,615)
Education Realty Trust, Inc.	1,278	(45,216)
First Niagara Financial Group, Inc.	5,135	(45,393)
United Bankshares, Inc.	1,218	(45,772)
PNC Financial Services Group, Inc.	492	(45,874)
Boston Properties, Inc.	329	(46,218)
First Horizon National Corp.	3,247	(46,400)
Parkway Properties, Inc.	2,731	(47,383)
Navient Corp.	2,332	(47,410)
American Campus Communities, Inc.	1,164	(49,901)
Financial Engines, Inc.	1,239	(51,827)
National Retail Properties, Inc.	1,281	(52,483)
Public Storage	270	(53,228)
E*TRADE Financial Corp.*	1,887	(53,883)
Medical Properties Trust, Inc.	3,703	(54,582)
PrivateBancorp, Inc. — Class A	1,555	(54,689)
Simon Property Group, Inc.	282	(55,170)
SVB Financial Group*	439	(55,771)
Alexandria Real Estate Equities, Inc.	570	(55,883)
HCP, Inc.	1,359	(58,722)
Kilroy Realty Corp.	775	(59,031)
Cousins Properties, Inc.	5,642	(59,805)
Invesco Ltd.	1,529	(60,686)
Citigroup, Inc.	1,205	(62,082)
Equity Residential	812	(63,222)
Sovran Self Storage, Inc.	677	(63,597)
Valley National Bancorp	6,794	(64,135)
Vornado Realty Trust	573	(64,176)
Sabra Health Care REIT, Inc.	1,990	(65,969)
Senior Housing Properties Trust	2,981	(66,148)
Plum Creek Timber Company, Inc.	1,530	(66,479)
FNB Corp.	5,171	(67,947)
UDR, Inc.	2,005	(68,230)
Goldman Sachs Group, Inc.	369	(69,361)
AvalonBay Communities, Inc.	400	(69,700)
EPR Properties	1,177	(70,655)
BB&T Corp.	1,830	(71,352)
U.S. Bancorp	1,707	(74,545)
Taubman Centers, Inc.	978	(75,433)
Crown Castle International Corp.	914	(75,441)
Ventas, Inc.	1,035	(75,576)
Federal Realty Investment Trust	559	(82,290)
General Growth Properties, Inc.	2,976	(87,941)
Regency Centers Corp.	1,330	(90,493)
Health Care REIT, Inc.	1,243	(96,159)
Kite Realty Group Trust	3,576	(100,736)
Kimco Realty Corp.	3,855	(103,507)
Morgan Stanley	2,909	(103,822)
Realty Income Corp.	2,215	(114,294)
Total Financial		(3,329,329)
Total Common Stock Sold Short
(Proceeds $10,177,439)		(10,337,842)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (1.7)%
SPDR S&P Biotech ETF	1,073	(241,962)
Total Exchange-Traded Funds Sold Short
(Proceeds $244,807)		(241,962)

CLOSED-END FUNDS SOLD SHORT† - (0.3)%
Herzfeld Caribbean Basin Fund, Inc.	4,298	(39,757)
Total Closed-End Funds Sold Short
(Proceeds $46,493)		(39,757)
Total Securities Sold Short - (73.4)%
(Proceeds $10,468,739)		$(10,619,561)
Other Assets & Liabilities, net - 85.1%		12,316,244
Total Net Assets - 100.0%		$14,468,781

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/16[1] (Notional Value $5,086,310)	92,936	$(115,870)
Morgan Stanley February 2016 Alpha Opportunity Long Custom Basket Swap, Terminating 02/03/16[2] (Notional Value $7,446,358)	193,456	$(159,550)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

CUSTOM BASKET OF LONG SECURITIES[2]
	Shares	Unrealized Gain (Loss)
Kroger Co.	2,119	$15,047
Agilent Technologies, Inc.	3,309	10,456
Express Scripts Holding Co.*	1,979	9,366
Telephone & Data Systems, Inc.	5,529	8,574
Valero Energy Corp.	1,728	7,781
AES Corp.	11,708	6,707
General Mills, Inc.	1,779	6,053
PAREXEL International Corp.*	1,096	4,737
Western Union Co.	3,452	3,884
The Gap, Inc.	2,708	3,409
Allstate Corp.	2,353	3,387
Southwest Gas Corp.	1,257	3,368
CA, Inc.	4,493	3,241
DST Systems, Inc.	708	3,092
Macy's, Inc.	1,534	2,992
NRG Energy, Inc.	4,500	2,924
Progressive Corp.	2,912	2,203
Atlantic Tele-Network, Inc.	1,548	1,965
Bank of New York Mellon Corp.	1,871	1,536
Clean Harbors, Inc.*	1,593	1,446
Travelers Companies, Inc.	1,234	1,423
Chubb Corp.	669	647
Alaska Air Group, Inc.	1,328	619
WR Berkley Corp.	1,343	605
Caterpillar, Inc.	1,905	442
DENTSPLY International, Inc.	904	229
Quanta Services, Inc.*	2,381	(179)
CR Bard, Inc.	478	(283)
Medtronic plc	1,381	(299)
Delta Air Lines, Inc.	1,549	405
AT&T, Inc.	1,363	(454)
General Dynamics Corp.	502	(583)
Comerica, Inc.	1,780	(834)
Teradata Corp.*	2,246	(1,191)
Northrop Grumman Corp.	414	(1,231)
First Solar, Inc.*	1,150	(1,372)
Everest Re Group Ltd.	425	(1,647)
JPMorgan Chase & Co.	1,265	(1,688)
State Street Corp.	1,122	(1,734)
Johnson & Johnson	1,180	(1,883)
Fossil Group, Inc.*	768	(1,986)
Dover Corp.	2,018	(2,003)
Archer-Daniels-Midland Co.	4,805	(2,306)
Franklin Resources, Inc.	1,288	(2,632)
Cummins, Inc.	577	(2,832)
Symantec Corp.	3,257	(2,992)
St. Jude Medical, Inc.	1,794	(3,377)
Juniper Networks, Inc.	5,045	(3,758)
Computer Sciences Corp.	954	(4,595)
Kimberly-Clark Corp.	1,580	(4,768)
Procter & Gamble Co.	1,355	(5,079)
Murphy Oil Corp.	1,654	(5,192)
AbbVie, Inc.	1,211	(5,606)
Apache Corp.	1,093	(6,366)
Chesapeake Energy Corp.	4,824	(6,722)
Cisco Systems, Inc.	3,797	(6,814)
FedEx Corp.	768	(7,142)
Hess Corp.	1,095	(7,193)
Xerox Corp.	14,179	(7,319)
Public Service Enterprise Group, Inc.	3,775	(7,396)
Windstream Holdings, Inc.	11,918	(8,766)
Avon Products, Inc.	13,414	(9,296)
Consolidated Edison, Inc.	1,040	(10,775)
Philip Morris International, Inc.	1,884	(11,243)
Ameren Corp.	2,784	(11,917)
Pinnacle West Capital Corp.	1,794	(13,812)
Corning, Inc.	6,869	(14,299)
CenturyLink, Inc.	5,057	(15,209)
Western Digital Corp.	1,227	(17,222)
CenterPoint Energy, Inc.	6,899	(20,509)
Entergy Corp.	1,938	(22,774)
Total Long Swap holdings
(Cost $7,605,909)		(159,550)

CUSTOM BASKET OF SHORT SECURITIES[1]
SunCoke Energy, Inc.	4,437	11,718
TripAdvisor, Inc.*	1,452	9,467
Freeport-McMoRan, Inc.	4,963	8,356
Autodesk, Inc.*	1,869	6,980
Discovery Communications, Inc. — Class C*	2,498	6,504
CF Industries Holdings, Inc.	214	4,732
Airgas, Inc.	680	4,690
Vertex Pharmaceuticals, Inc.*	926	2,757
American Tower Corp. — Class A	646	2,754
Mosaic Co.	1,236	2,591
Air Products & Chemicals, Inc.	558	2,300
Monsanto Co.	377	2,228
Ball Corp.	1,558	1,272
EI du Pont de Nemours & Co.	1,017	1,175
Danaher Corp.	934	1,129
HollyFrontier Corp.	2,397	1,026
Rayonier, Inc.	2,965	894
BlackRock, Inc. — Class A	212	691
SL Green Realty Corp.	1,111	523
Newell Rubbermaid, Inc.	2,489	129
PPG Industries, Inc.	467	(107)
SunTrust Banks, Inc.	2,764	(272)
FMC Corp.	1,897	(371)
Essex Property Trust, Inc.	435	(427)
Intercontinental Exchange, Inc.	513	(453)
People's United Financial, Inc.	6,704	(674)
Extra Space Storage, Inc.	1,326	(827)
Associated Banc-Corp.	5,175	(889)
Wabtec Corp.	840	(1,124)
New York Community Bancorp, Inc.	8,162	(1,148)
Bank of the Ozarks, Inc.	2,495	(1,440)
Tesoro Corp.	1,432	(1,944)
salesforce.com, Inc.*	1,651	(2,705)
Sherwin-Williams Co.	283	(2,739)
Eagle Materials, Inc.	972	(2,858)
Mobile Mini, Inc.	2,071	(3,059)
Starwood Hotels & Resorts Worldwide, Inc.	1,245	(3,123)
Signature Bank*	654	(3,409)
Williams Companies, Inc.	2,323	(4,521)
Men's Wearhouse, Inc.	932	(4,704)
Toll Brothers, Inc.*	1,218	(5,374)
Starbucks Corp.	955	(5,448)
Webster Financial Corp.	2,461	(5,586)
International Flavors & Fragrances, Inc.	641	(6,884)
AmerisourceBergen Corp. — Class A	833	(8,585)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015

CUSTOM BASKET OF SHORT SECURITIES[1] (continued)
	Shares	Unrealized Gain (Loss)
CarMax, Inc.*	2,283	$(9,676)
Skyworks Solutions, Inc.	699	(9,918)
CME Group, Inc. — Class A	1,352	(10,068)
Lennar Corp. — Class A	1,777	(10,113)
Avago Technologies Ltd.	526	(11,035)
Red Hat, Inc.*	1,347	(11,518)
Under Armour, Inc. — Class A*	1,778	(13,948)
Vulcan Materials Co.	1,331	(17,336)
Martin Marietta Materials, Inc.	855	(25,503)
Total Short Swap holdings
(Cost $(4,970,440))		(115,870)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Total Return is based on the return of the basket of short securities+/- financing at a variable rate
[2]	Total Return is based on the return of the basket of long securities+/- financing at a variable rate plc ― Public Limited Company
REIT ― Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedule of investments includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Series M (Macro Opportunities Series). The Series M (Macro Opportunities Series) may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

1. The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Shares. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amounts approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in a Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund reccords a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available (including restricted securities) are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees.

Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus—Large Core Series)	$212,785,690	$13,718	$22,493,806	$–	$–	$235,293,214
Series B (Large Cap Value Series)	268,271,914	–	–	–	–	268,271,914
Series C (Money Market Series)	23,370,598	–	37,453,385	–	–	60,823,983
Series D (World Equity Income Series)	97,085,992	–	78,762,213	–	–	175,848,205
Series E (Total Return Bond Series)	14,024,662	–	115,746,772	–	3,488,648	133,260,082
Series F (Floating Rate Strategies Series)	5,059,070	–	49,116,080	–	820,422	54,995,572
Series J (StylePlus—Mid Growth Series)	152,462,001	–	15,249,187	–	–	167,711,188
Series M (Macro Opportunities Series)	9,950,803	–	25,780,271	317,875	241,082	36,290,031
Series N (Managed Asset Allocation Series)	57,102,454	302,310	–	8,437	–	57,413,201
Series O (All Cap Value Series)	142,603,270	–	–	–	–	142,603,270
Series P (High Yield Series)	5,677,651	–	101,747,946	157,643	4,969,569	112,552,809
Series Q (Small Cap Value Series)	108,567,994	–	–	–	341	108,568,335
Series V (Mid Cap Value Series)	255,421,276	–	–	–	900	255,422,176
Series X (StylePlus—Small Growth Series)	32,991,464	16,147	4,423,664	–	–	37,431,275
Series Y (StylePlus—Large Growth Series)	33,116,443	5,175	4,135,940	–	–	37,257,558
Series Z (Alpha Opportunity Series)	12,772,098	–	–	–	–	12,772,098
Liabilities
Series E (Total Return Bond Series)	$147,276	$–	$–	$–	$–	$147,276
Series M (Macro Opportunities Series)	51,966	–	–	288,473	–	340,439
Series N (Managed Asset Allocation Series)	–	986	–	2,744	–	3,730
Series Z (Alpha Opportunity Series)	10,619,561	–	–	275,420	–	10,894,981

*	Other financial instruments may include futures contracts, forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Series E (Total Return Bond Series)	Corporate Bonds	$1,675,249	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Asset-Backed Securities	971,500	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stock	570,480	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Mortgage-Backed Securities	271,419	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Series F (Floating Rate Strategies Series)	Senior Floating Rate Interests	820,422	Model Priced	Purchase Price

Series P (High Yield Series)	Senior Floating Rate Interests	3,442,524	Model Priced	Purchase Price
	Corporate Bonds	949,801	Model Priced	Purchase Price
		549,720	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	1,499,521
	Preferred Stock	27,472	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the avialability of data used in the investment's valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of March 31, 2015, Series D (World Equity Income Fund) had securities with a total value of $78,762,213 transfer between Level 1 and Level 2 due to utilizing international fair value pricing during the period. Series E (Total Return Bond Series) had securities with a total value of $978,900 transfer from Level 3 to Level 2 due to changes in securities valuation method. Series F (Floating Rate Strategies Series) had securities with a total value of $32,549 transfer from Level 2 to Level 3 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Preferred Stocks	Asset-Backed Securities	Corporate Bonds	Mortgage-Backed Securities	Total
Series E (Total Return Bond Series)
Assets:
Beginning Balance	$666,000	$978,900	$1,995,917	$255,997	$3,896,814
Purchases	-	974,283	-	-	974,283
Sales, maturities and paydowns	-	-	(6,000)	(805)	(6,805)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(95,520)	(2,783)	(62,718)	16,227	(144,794)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	(978,900)	(251,950)	-	(1,230,850)
Ending Balance	$570,480	$971,500	$1,675,249	$271,419	$3,488,648

	Senior Floating Rate Interests	Total
Series F (Floating Rate Strategies Series)
Assets:
Beginning Balance	$798,535	$798,535
Purchases	21,257	21,257
Sales, maturities and paydowns	(32,372)	(32,372)
Total realized gains or losses included in earnings	-	-
Total change in unrealized gains or losses included in earnings	453	453
Transfers into Level 3	32,549	32,549
Transfers out of Level 3	-	-
Ending Balance	$820,422	$820,422

	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Corporate Bonds	Total
Series P (High Yield Series)
Assets:
Beginning Balance	$4,010,844	$54	$-	$1,510,515	$5,521,413
Purchases	1,867	-	-	-	1,867
Sales, maturities and paydowns	(5,617)	-	-	(4,063)	(9,680)
Total realized gains or losses included in earnings	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	(225,920)	-	-	(6,932)	(232,852)
Transfers in Level 3	-	-	27,472	-	27,472
Transfers out of Level 3	(338,651)	-	-	-	(338,651)
Ending Balance	3,442,522	54	27,472	1,499,521	$4,969,569

4. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Income	Hedge	Duration	Speculation	Leverage	Liquidity
Series A (StylePlus-Large Core Series)	x	-	-	-	-	-	-
Series E (Total Return Bond Series)	-	-	x	x	-	-	-
Series J (StylePlus-Mid Growth Series)	x	-	-	-	-	x	-
Series M (Macro Opportunities Series)	x	-	x	x	-	-	-
Series N (Managed Asset Allocation Series)	x	-	-	-	x	-	-
Series O (All Cap Value Series)	-	x	-	-	-	-	x
Series P (High Yield Series)	-	-	x	-	-	-	-
Series Q (Small Cap Value Series)	-	x	-	-	-	-	x
Series V (Mid Cap Value Series)	-	x	-	-	-	-	x
Series X (StylePlus-Small Growth Series)	x	-	-	-	-	x	-
Series Y (StylePlus-Large Growth Series)	x	-	-	-	-	x	-
Series Z (Alpha Opportunity Series)	x	-	x	-	x	x	-

5. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

6. Options Written

Written Call Options
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2014	–	$–	–	$–
Options Written	1,683	127,686	511	38,554
Options terminated in closing purchase transactions	–	–	–	–
Options expired	–	–	–	–
Options exercised	–	–	–	–
Balance at March 31, 2015	1,683	$127,686	511	$38,554

Written Put Options
	Series E (Total Return Bond Series)		Series M (Macro Opportunities Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2014	–	$–	–	$–
Options Written	–	–	31	18,382
Options terminated in closing purchase transactions	–	–	(17)	(8,099)
Options expired	–	–	–	–
Options exercised	–	–	–	–
Balance at March 31, 2015	–	$–	14	$10,283

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

7. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value

Series E (Total Return Bond Series)	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	$150,000	$153,750
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	100,000	100,956
			250,000	254,706
Series M (Macro Opportunities Series)	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	100,000	100,956

Series P (High Yield Series)	Pacific Premier Bancorp, Inc.
	5.75% due 09/03/24	08/25/14	1,250,000	1,287,500
	Odebrecht Offshore Drilling Finance Ltd.
	6.62% due 10/01/22	02/20/14	621,777	471,890
	IronGate Energy Services LLC
	11.% due 07/01/18	07/10/13	146,795	102,300
	American Seafood Group LLC
	10.75% due 05/15/16	07/31/14	298,905	281,250
	Nathan's Famous, Inc.
	10% due to 3/15/20	2/27/2015	150,000	157,500
			2,467,477	2,300,440

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, Chief Executive Officer and President

Date	May 19, 2015

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	May 19, 2015

* Print the name and title of each signing officer under his or her signature.